UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

200 West Street

15th Floor

New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:
Caroline Kraus	Geoffrey R.T. Kenyon, Esq.
Goldman Sachs & Co. LLC	Dechert LLP
200 West Street	100 Oliver Street
New York, New York 10282	40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (212) 902-1000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 28, 2018

Target Date Portfolios
Target Date 2020
Target Date 2025
Target Date 2030
Target Date 2035
Target Date 2040
Target Date 2045
Target Date 2050
Target Date 2055

Goldman Sachs Target Date Portfolios

∎	TARGET DATE 2020

∎	TARGET DATE 2025

∎	TARGET DATE 2030

∎	TARGET DATE 2035

∎	TARGET DATE 2040

∎	TARGET DATE 2045

∎	TARGET DATE 2050

∎	TARGET DATE 2055

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Target Date Portfolios

Market Review

Global equities advanced during the six months ended February 28, 2018 (the “Reporting Period”), fueled by global economic growth indicators, rising corporate earnings and a general lack of negative financial headlines. U.S. stocks and emerging markets stocks posted double-digit gains, outpacing international developed markets stocks, which also generated positive returns. The fixed income markets recorded negative returns, with performance driven primarily by continuing global economic growth and shifting investor expectations about central bank monetary policy.

Equity Markets

When the Reporting Period began in September 2017, U.S. and international stocks gained. In the U.S., economic activity and labor market data showed consistent strength, with the reversal in August of five consecutive downside inflation surprises, the unemployment rate down to 4.2% in September and the Gross Domestic Product (“GDP”) growing at an annualized rate above 3% during the third calendar quarter. The European Central Bank (“ECB”) kept monetary policy unchanged at its September meeting and revised downward its inflation forecast. Investor sentiment in Japan deteriorated amid North Korean missile launches and escalating geopolitical tensions, while in Europe, the disputed independence referendum in Catalonia, Spain was negative for risk sentiment. Meanwhile, emerging markets equities underperformed developed markets equities in September 2017 for the first time during the calendar year as investors generally favored less risky assets.

During October 2017, emerging markets stocks advanced despite strength in the U.S. dollar. In Japan, the Prime Minister’s landslide victory reassured investors, signaling a continuation of current policies. Progress on U.S. tax reform and strong economic activity data was supportive of U.S. stocks during October and November 2017. In November 2017, a robust earnings season boosted emerging markets stocks, which overcame weakness driven by a global selloff in technology stocks. In December, the U.S. Federal Reserve (the “Fed”) delivered its third interest rate hike of 2017, having previously raised short-term interest rates in March and June, and maintained its projections for three hikes in 2018. U.S. equities gained additional momentum toward the end of 2017 from the passage of tax reform legislation that reduced the corporate tax rate from 35% to 21%.

U.S. and international equities saw a strong start to 2018, driven by positive economic data, the $1.5 trillion U.S. tax reform plan and robust corporate earnings across the U.S., Europe and Japan. Fourth quarter 2017 U.S. GDP came in below the economic growth rates recorded in the second and third calendar quarters but was still at a respectable annualized rate of 2.5%. In January 2018, labor market data highlighted the tightening of slack in the U.S. economy. In Japan, concerns around a strengthening yen increased, driven by the Bank of Japan’s announcement of reduced Japanese government bond purchases, which were interpreted by the markets as a withdrawal from ultra-accommodative monetary policy. Emerging markets equities outperformed developed markets equities during January 2018, bolstered by global economic growth, rising crude oil prices and a softer U.S. dollar.

In February 2018, global equities sold off on market speculation about a faster pace of Fed interest rate hikes, which led to a sharp rise in yields and volatility. Robust U.S. labor market data sparked the initial “risk-off” sentiment, or reduced risk appetite. Concerns about Fed monetary policy tightening were further exacerbated by solid U.S. inflation data. New Fed Chair Jerome Powell’s testimony before the U.S. Congress, positing a more optimistic economic outlook since the December 2017 Fed policy meeting, surprised the markets with

MARKET REVIEW

its hawkish tilt. (Hawkish tilt suggests higher interest rates; opposite of dovish.) Renewed concerns about increasingly hostile exchanges between North Korea and the White House — as well as heightened European political risk ahead of Italian general elections and a grand coalition referendum in Germany — also fueled volatility. On February 5, 2018, the CBOE Volatility Index® (“VIX®”), a measure of volatility in the U.S. equity market, recorded its largest ever one day increase. The U.S. equity markets rallied after February 8th, and the VIX® declined from a month high of 50.30 to end the Reporting Period at 19.85.

Fixed Income Markets

In September 2017, when the Reporting Period began, government bond sectors sold off and spread (or non-government bond) sectors generally advanced. The Fed kept its monetary policy unchanged but unveiled its plans for balance sheet normalization. (Balance sheet normalization refers to the steps the Fed is taking to reverse quantitative easing and remove the substantial monetary accommodation it has provided to the economy since the financial crisis began in 2007.) This prompted some hawkish market reaction, with the U.S. dollar strengthening and yields on U.S. government bonds rising, though the move had been largely anticipated given earlier signaling by policymakers. The central banks of other developed countries also set the stage for less accommodative monetary policy. The Bank of England (“BoE”) noted “a majority” of its policymakers were in favor of tightening policy “over the coming months,” while the Bank of Canada (“BoC”) surprised the markets with its second interest rate hike of 2017. The market’s expectations for a BoE rate hike in November 2017, along with a constructive tone for Brexit negotiations, drove the British pound higher versus the U.S. dollar. (Brexit refers to the U.K.’s efforts to leave the European Union.)

During the fourth calendar quarter, spread sector performance was broadly positive, supported by ongoing strength in the global macroeconomic environment and contained market, macro and political volatility. Passage of U.S. tax legislation and solid corporate earnings were particularly supportive of U.S. corporate credit. In October 2017, the ECB announced it would reduce its monthly asset purchases from 60 billion to 30 billion for nine months beginning in January 2018, mainly by purchasing fewer sovereign government bonds. The ECB also said its policy rates would remain low for “an extended period of time, and well past the horizon of the net asset purchases.” During the same month, the BoE reversed an emergency interest rate cut, made in August 2016 following the Brexit referendum, and signaled that future monetary policy tightening would be limited, gradual and dependent on the economic reaction to the U.K.’s eventual departure from the European Union. In December 2017, the Fed delivered its third short-term interest rate hike of 2017. The Fed’s dot plot, which shows rate projections of the members of the Fed’s Open Market Committee, indicated that three rate increases were on tap for 2018 and potentially two more in 2019. The U.S. dollar weakened versus many major currencies during the fourth quarter of 2017.

Ongoing momentum in global economic growth and accommodative financial conditions supported spread sectors in January 2018, though a pickup in interest rate volatility near month end and into February tempered performance. The Fed and ECB kept their respective monetary policies unchanged, while the BoC delivered another interest rate hike. Fed policymakers noted they expect “further” gradual adjustments in monetary policy, suggesting there may be scope for upward revisions to their median projections for three rate hikes in 2018. The U.S. dollar continued to weaken relative to most developed markets currencies in January 2018, despite higher U.S. interest rates.

MARKET REVIEW

The equity market volatility at the start of February 2018 upset long-standing correlations between asset classes and among currencies. In this environment, spread sectors turned in mixed results. The new Fed chair, Jerome Powell, noted an improvement in the outlook for the U.S. economy since the Fed’s December 2017 policy meeting. His comments were met with a hawkish market reaction, with U.S. Treasury yields climbing amid raised investor expectations for a shift in the Fed’s dot plot at its March 2018 meeting. In the developed markets broadly, manufacturing data suggested some slowing in economic momentum, though most readings remained comfortably in expansionary territory. The U.S. dollar strengthened against most developed markets currencies, except the Japanese yen.

Looking Ahead

At the end of the Reporting Period, we were focused on three macro themes. First, we expected the global economic expansion to continue in 2018. We believed the economies of emerging markets countries were likely to outperform, which should widen the gap between their economic growth and that of developed market countries broadly. Second, we thought the tax legislation passed by the U.S. Congress in December 2017 was likely to stimulate U.S. economic growth and riskier asset classes assets in the short term, which should in turn boost optimism about corporate earnings. In the long term, however, we believe that further deterioration in the U.S.’s fiscal deficit when the economy has little slack raises the possibility of overheating. (A fiscal deficit occurs when a government’s total expenditures exceed the revenue that it generates, excluding money from borrowings. An overheating economy is one that has experienced a prolonged period of economic growth, leading to high levels of inflation.) Third, with inflation inching closer to central bank targets, it appeared more developed markets policymakers were either preparing to or were already normalizing interest rates. That said, tighter monetary policy had yet to flow through to financial conditions, in our view, which could cause economic growth to moderate. Relative to Fed policy at the end of the Reporting Period, we expected three or four interest rate hikes in 2018.

PORTFOLIO RESULTS

Goldman Sachs Target Date 2020 Portfolio, Goldman Sachs Target Date 2025 Portfolio, Goldman Sachs Target Date 2030 Portfolio, Goldman Sachs Target Date 2035 Portfolio, Goldman Sachs Target Date 2040 Portfolio, Goldman Sachs Target Date 2045 Portfolio, Goldman Sachs Target Date 2050 Portfolio and Goldman Sachs Target Date 2055 Portfolio

Investment Process and Principal Strategies

The Goldman Sachs Target Date 2020 Portfolio, the Goldman Sachs Target Date 2025 Portfolio, the Goldman Sachs Target Date 2030 Portfolio, the Goldman Sachs Target Date 2035 Portfolio, the Goldman Sachs Target Date 2040 Portfolio, the Goldman Sachs Target Date 2045 Portfolio, the Goldman Sachs Target Date 2050 Portfolio and the Goldman Sachs Target Date 2055 Portfolio (collectively, the “Portfolios”) seek to provide capital appreciation and current income consistent with each respective Portfolio’s current asset allocation. The Portfolios employ asset allocation strategies designed for investors who plan to retire and to begin gradually withdrawing their investment beginning in or around 2020, 2025, 2030, 2035, 2040, 2045, 2050 and 2055. The Portfolios generally seek to achieve their investment objective by investing in shares of exchange-traded funds (“ETFs”) and other registered investment companies (collectively, the “Underlying Funds”), according to an asset allocation strategy developed by Madison Asset Management, LLC, the sub-adviser, who is unaffiliated with Goldman Sachs Asset Management, L.P., the investment adviser for the Portfolios.

Portfolio Management Discussion and Analysis

Below, the Madison Asset Management, LLC portfolio management team, the Goldman Sachs Target Date Portfolios’ sub-adviser, discusses the Portfolios’ performance and positioning for the six-month period ended February 28, 2018 (the “Reporting Period”).

Q	How did the Portfolios perform during the Reporting Period?

A	Goldman Sachs Target Date 2020 Portfolio — During the Reporting Period, the Target Date 2020 Portfolio’s Class A, Institutional, Service, Investor, R and R6 Shares generated cumulative total returns of 1.03%, 1.13%, 0.87%, 1.11%, 0.85% and 1.14%, respectively. These returns compare to the 3.05% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2020 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2025 Portfolio — During the Reporting Period, the Target Date 2025 Portfolio’s Class A, Institutional, Service, Investor, R and R6 Shares generated cumulative total returns of 2.82%, 2.90%, 2.61%, 2.88%, 2.56% and 2.93%, respectively. These returns compare to the 4.05% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2025 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2030 Portfolio — During the Reporting Period, the Target Date 2030 Portfolio’s Class A, Institutional, Service, Investor, R and R6 Shares generated cumulative total returns of 3.72%, 3.97%, 3.62%, 3.85%, 3.61% and 3.98%, respectively. These returns compare to the 5.09% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2030 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2035 Portfolio — During the Reporting Period, the Target Date 2035 Portfolio’s Class A, Institutional, Service, Investor, R and R6 Shares generated cumulative total returns of 4.22%, 4.50%, 4.22%, 4.39%, 4.17% and 4.53%, respectively. These returns compare to the 5.98% cumulative total return of the Portfolio’s benchmark,

PORTFOLIO RESULTS

the S&P Target Date To 2035 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2040 Portfolio — During the Reporting Period, the Target Date 2040 Portfolio’s Class A, Institutional, Service, Investor, R and R6 Shares generated cumulative total returns of 4.81%, 4.95%, 4.83%, 4.92%, 4.72% and 5.06%, respectively. These returns compare to the 6.87% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2040 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2045 Portfolio — During the Reporting Period, the Target Date 2045 Portfolio’s Class A, Institutional, Service, Investor, R and R6 Shares generated cumulative total returns of 5.45%, 5.55%, 5.36%, 5.53%, 5.26% and 5.58%, respectively. These returns compare to the 7.26% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2045 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2050 Portfolio — During the Reporting Period, the Target Date 2050 Portfolio’s Class A, Institutional, Service, Investor, R and R6 Shares generated cumulative total returns of 5.97%, 6.20%, 5.85%, 6.09%, 5.80% and 6.21%, respectively. These returns compare to the 7.42% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2050 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2055 Portfolio — During the Reporting Period, the Target Date 2055 Portfolio’s Class A, Institutional, Service, Investor, R and R6 Shares generated cumulative total returns of 6.55%, 6.73%, 6.55%, 6.72%, 6.46% and 6.76%, respectively. These returns compare to the 7.68% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2055 Index (Total Return, Unhedged, USD) during the same period.

Q	What key factors affected the Portfolios’ performance during the Reporting Period?

A	During the Reporting Period, the Portfolios were hurt by our asset allocation decisions to favor certain asset classes through the Underlying Funds. Security selection also detracted from performance during the Reporting Period.

Q	How did the Portfolios’ asset allocations affect performance during the Reporting Period?

A	Within the Portfolios’ strategic allocations, our preference for equities over fixed income had a rather neutral impact on results. Within equities, the Portfolios were hampered by their strategic allocations to non-U.S. stocks, which lagged U.S. stocks during the Reporting Period. In particular, strategic allocations to European equities detracted from performance. Strategic allocations to long-term U.S. government bonds also dampened results. Additionally, the Portfolios were hurt — especially during February 2018 — by their exposure to the U.S. energy sector. Although crude oil prices rose approximately 25% during the Reporting Period, U.S. energy stocks did not experience a similar advance. On the positive side, the Portfolios benefited from their strategic allocations to emerging markets equities, which outpaced developed markets stocks during the Reporting Period.

Within the Portfolio’s tactical equity allocations, our decision to modestly increase exposure to U.S. financial stocks contributed most positively. The Portfolios also benefited from their slight bias to U.S. information technology stocks. Financials and information technology were the top performing sectors in the S&P 500® Index during the Reporting Period. In addition, the Portfolios’ tactical underweights in the health care, real estate and utilities sectors bolstered results. Real estate and utilities produced negative returns within the S&P 500® Index during the Reporting Period, while the health care sector generated weak, though modestly positive, returns. Within non-U.S. equities, the Portfolios were helped by their tactical overweights in Japanese equities.

Within tactical fixed income allocations, the Portfolios’ exposure to long-maturity U.S. Treasuries detracted from performance, as long-term U.S. Treasury yields rose during the Reporting Period. Conversely, the Portfolios were aided by their tactical exposure to corporate bonds, especially short-term maturities and investment grade floating rate corporate bonds.

Q	Did the Underlying Funds help or hurt the Portfolios’ performance during the Reporting Period?

A	During the Reporting Period, the Portfolios’ Underlying Funds detracted from performance overall.

Within the Portfolios’ equity-related Underlying Funds, a tactical overweight to the energy sector hurt results. The Energy Select Sector SPDR® ETF, which had been up significantly between the beginning of the Reporting Period and January 31, 2018, underperformed its benchmark index during February and for the Reporting Period as a whole. Tactical exposure to European equities through the Vanguard

PORTFOLIO RESULTS

FTSE Europe ETF dampened returns, as Europe’s economic growth moderated and the euro strengthened. Although the Portfolios benefited from their tactical underweights in the health care sector, they were hindered by their allocations to the Vanguard Health Care ETF, which trailed its benchmark index. In addition, tactical allocations to higher quality companies (i.e., those with higher returns on equity and higher returns on assets) through the iShares® Edge MSCI Minimum Volatility Emerging Markets ETF detracted from performance.

On the positive side, the Portfolios benefited from tactical exposure to the U.S. financial sector through the Vanguard Financials ETF, as financials stocks advanced and interest rates rose. Tactical exposure to the information technology sector through the Vanguard Information Technology ETF also added to the Portfolios’ performance. In addition, tactical exposure to Japan through the iShares® MSCI Japan ETF and the Wisdom Tree Japan Hedged Equity ETF bolstered returns, as Japan’s economic prospects improved. The Portfolios’ broad exposure to U.S. stocks through the iShares® Core S&P 500 ETF contributed positively.

Of the Portfolios’ fixed income-related Underlying Funds, the iShares® 20+ Year Treasury Bond ETF, the iShares® 7-10 Year Treasury Bond ETF and the Schwab Intermediate-Term U.S. Treasury ETF™, all of which provide tactical exposure to U.S. government yields, detracted from results. Conversely, the Portfolios benefited from their tactical exposure to corporate bonds through the Vanguard Short-Term Corporate Bond ETF and the Vanguard Long-Term Corporate Bond ETF, as U.S. economic conditions continued to improve and credit spreads tightened. (Spreads are yield differentials between bonds of comparable maturity.) Furthermore, the iShares® Floating Rate Bond ETF added to returns, as interest rates rose during the Reporting Period overall.

Of the Portfolios’ commodities-related Underlying Funds, the PowerShares Optimum Yield Diversified Commodity Strategy ETF contributed positively to performance, as commodity prices, especially crude oil prices, moved higher.

Q	How did the Portfolios use derivatives and similar instruments during the Reporting Period?

A	The Portfolios do not directly invest in derivatives. However, some of the Underlying Funds may have used derivatives to allow them to track their respective benchmark indices with more precision. These may have included options, forwards, futures, swaps, structured securities and other derivative instruments.

Q	What changes did you make to the Portfolios’ strategic allocations during the Reporting Period?

A	During the Reporting Period, we eliminated the Portfolios’ strategic overweights in European equities and added strategic overweights in Japanese stocks. We reduced the Portfolios’ strategic allocations to U.S. mid-cap and small-cap stocks, ending the Reporting Period with a small strategic overweight in U.S. large-cap stocks. In our view, larger companies are more internationally focused than mid-cap and small-cap companies, and we expect them to perform better given U.S. dollar weakness. Additionally, we decreased the Portfolios’ strategic allocations to international equities during the Reporting Period and increased their strategic allocations to emerging markets equities. We also reduced the Portfolios’ strategic allocations to intermediate-term U.S. Treasuries in favor of Treasury Inflation Protected Securities (“TIPS”) because we believe investors expect inflation to increase. Finally, we added to the Portfolios’ strategic allocations to corporate bonds because we think higher interest rates give them a yield advantage over U.S. Treasury securities.

Q	What is the Portfolios’ tactical view and strategy for the months ahead?

A	In the near term, we expect to see low returns from virtually all asset classes. Therefore, we believe managing risk is likely to be of greater importance going forward. We plan to maintain a modestly defensive posture in the Portfolios, with a continued emphasis on seeking to generate strong risk-adjusted returns.

PORTFOLIO RESULTS

Index Definitions

S&P 500® Index is the Standard & Poor’s 500 composite index of 500 stocks, an unmanaged index of common stock prices.

CBOE Volatility Index® (“VIX®”) is a key measure of market expectations of near-term volatility conveyed by S&P 500® stock index option prices. Since its introduction in 1993, VIX® has been considered by many to be the world’s premier barometer of investor sentiment and market volatility.

It is not possible to invest directly in an unmanaged index.

FUND BASICS

Target Date 2020 Portfolio

as of February 28, 2018

PERFORMANCE REVIEW
September 1, 2017–February 28, 2018	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2020 (Total Return, Unhedged, USD)[2]
Class A	1.03%	3.05%
Institutional	1.13	3.05
Service	0.87	3.05
Investor	1.11	3.05
Class R	0.85	3.05
Class R6	1.14	3.05

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

STANDARDIZED TOTAL RETURNS[3]
For the period ended 12/31/17	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A	1.92%	N/A	N/A	0.64%	8/22/16
Institutional	8.44	N/A	N/A	5.38	8/22/16
Service	7.83	N/A	N/A	4.81	8/22/16
Investor	8.30	N/A	N/A	5.24	8/22/16
Class R	7.70	N/A	N/A	4.68	8/22/16
Class R6	8.44	6.30%	3.31%	3.01	10/01/07

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Effective August 22, 2016, the Madison Target Retirement 2020 Fund (the “Predecessor Fund”) was reorganized into the Portfolio. The Portfolio has assumed the Predecessor Fund’s historical performance. The returns for the Predecessor Fund for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2020 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Past performance does not guarantee future results, which may vary. The value of investments and the income derived from investments will fluctuate and can go down as well as up. A loss of principal may occur.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.87%	1.52%
Institutional	0.48	1.13
Service	0.98	1.63
Investor	0.62	1.27
Class R	1.12	1.77
Class R6	0.47	1.12

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/18[5]
Holding	% of Net Assets	Line of Business
iShares 7-10 Year Treasury Bond ETF	20.1%	Exchange Traded Funds
Vanguard Short-Term Corporate Bond ETF	18.1	Exchange Traded Funds
Schwab U.S. TIPs ETF	15.1	Exchange Traded Funds
Schwab Intermediate-Term U.S. Treasury ETF	9.1	Exchange Traded Funds
iShares Floating Rate Bond ETF	6.0	Exchange Traded Funds
iShares Core S&P 500 ETF	5.0	Exchange Traded Funds
iShares 20+ Year Treasury Bond ETF	2.5	Exchange Traded Funds
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	2.5	Exchange Traded Funds
Vanguard FTSE Europe ETF	2.0	Exchange Traded Funds
Vanguard FTSE All-World ex-U.S. ETF	2.0	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]
Holding	As of February 28, 2018	As of August 31, 2017
Bond Funds	71.5%	65.1%
Stock Funds	17.3	20.3
Foreign Stock Funds	7.5	7.8
Investment Companies	1.1	3.2
Alternative Funds	1.0	3.0

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

FUND BASICS

Target Date 2025 Portfolio

as of February 28, 2018

PERFORMANCE REVIEW
September 1, 2017–February 28, 2018	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2025 (Total Return, Unhedged, USD)[2]
Class A	2.82%	4.05%
Institutional	2.90	4.05
Service	2.61	4.05
Investor	2.88	4.05
Class R	2.56	4.05
Class R6	2.93	4.05

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 12/31/17	One Year	Since Inception	Inception Date
Class A	4.87%	3.42%	8/22/16
Institutional	11.41	8.18	8/22/16
Service	10.89	7.67	8/22/16
Investor	11.29	8.05	8/22/16
Class R	10.74	7.52	8/22/16
Class R6	11.44	8.20	8/22/16

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.87%	3.29%
Institutional	0.48	2.90
Service	0.98	3.40
Investor	0.62	3.04
Class R	1.12	3.54
Class R6	0.47	2.89

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/18[5]
Holding	% of Net Assets	Line of Business
Vanguard Short-Term Corporate Bond ETF	16.2%	Exchange Traded Funds
iShares Core S&P 500 ETF	14.9	Exchange Traded Funds
iShares 7-10 Year Treasury Bond ETF	13.6	Exchange Traded Funds
Schwab U.S. TIPs ETF	11.1	Exchange Traded Funds
Schwab Intermediate-Term U.S. Treasury ETF	8.1	Exchange Traded Funds
Vanguard FTSE All-World ex-U.S. ETF	5.0	Exchange Traded Funds
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	3.5	Exchange Traded Funds
iShares Floating Rate Bond ETF	3.0	Exchange Traded Funds
Vanguard FTSE Europe ETF	3.0	Exchange Traded Funds
iShares 20+ Year Treasury Bond ETF	2.5	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]
Holding	As of February 28, 2018	As of August 31, 2017
Bond Funds	54.5%	48.5%
Stock Funds	28.9	31.5
Foreign Stock Funds	12.5	13.1
Alternative Funds	1.5	3.5
Investment Companies	1.2	3.0

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

FUND BASICS

Target Date 2030 Portfolio

as of February 28, 2018

PERFORMANCE REVIEW
September 1, 2017–February 28, 2018	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2030 (Total Return, Unhedged, USD)[2]
Class A	3.72%	5.09%
Institutional	3.97	5.09
Service	3.62	5.09
Investor	3.85	5.09
Class R	3.61	5.09
Class R6	3.98	5.09

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

STANDARDIZED TOTAL RETURNS[3]
For the period ended 12/31/17	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A	6.68%	N/A	N/A	4.91%	8/22/16
Institutional	13.49	N/A	N/A	9.95	8/22/16
Service	12.89	N/A	N/A	9.39	8/22/16
Investor	13.25	N/A	N/A	9.74	8/22/16
Class R	12.65	N/A	N/A	9.17	8/22/16
Class R6	13.38	8.75%	4.21%	3.85	10/01/07

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Effective August 22, 2016, the Madison Target Retirement 2030 Fund (the “Predecessor Fund”) was reorganized into the Portfolio. The Portfolio has assumed the Predecessor Fund’s historical performance. The returns for the Predecessor Fund for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2030 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Past performance does not guarantee future results, which may vary. The value of investments and the income derived from investments will fluctuate and can go down as well as up. A loss of principal may occur.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.87%	1.34%
Institutional	0.48	0.95
Service	0.98	1.45
Investor	0.62	1.09
Class R	1.12	1.59
Class R6	0.47	0.94

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/18[5]
Holding	% of Net Assets	Line of Business
iShares Core S&P 500 ETF	19.9%	Exchange Traded Funds
Vanguard Short-Term Corporate Bond ETF	14.1	Exchange Traded Funds
Schwab U.S. TIPs ETF	8.1	Exchange Traded Funds
Schwab Intermediate-Term U.S. Treasury ETF	7.6	Exchange Traded Funds
Vanguard FTSE All-World ex-U.S. ETF	7.5	Exchange Traded Funds
iShares 7-10 Year Treasury Bond ETF	7.1	Exchange Traded Funds
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	4.0	Exchange Traded Funds
Vanguard FTSE Europe ETF	3.5	Exchange Traded Funds
iShares Floating Rate Bond ETF	3.0	Exchange Traded Funds
iShares 20+ Year Treasury Bond ETF	2.5	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]
Holding	As of February 28, 2018	As of August 31, 2017
Bond Funds	42.4%	39.3%
Stock Funds	36.8	36.3
Foreign Stock Funds	16.0	16.4
Alternative Funds	2.0	3.0
Investment Companies	1.0	2.0

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

FUND BASICS

Target Date 2035 Portfolio

as of February 28, 2018

PERFORMANCE REVIEW
September 1, 2017–February 28, 2018	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2035 (Total Return, Unhedged, USD)[2]
Class A	4.22%	5.98%
Institutional	4.50	5.98
Service	4.22	5.98
Investor	4.39	5.98
Class R	4.17	5.98
Class R6	4.53	5.98

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 12/31/17	One Year	Since Inception	Inception Date
Class A	7.67%	5.91%	8/22/16
Institutional	14.35	10.79	8/22/16
Service	13.83	10.28	8/22/16
Investor	14.13	10.59	8/22/16
Class R	13.67	10.12	8/22/16
Class R6	14.38	10.82	8/22/16

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.87%	3.26%
Institutional	0.48	2.87
Service	0.98	3.37
Investor	0.62	3.01
Class R	1.12	3.51
Class R6	0.47	2.86

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/18[5]
Holding	% of Net Assets	Line of Business
iShares Core S&P 500 ETF	20.9%	Exchange Traded Funds
Vanguard Short-Term Corporate Bond ETF	12.1	Exchange Traded Funds
Vanguard FTSE All-World ex-U.S. ETF	8.1	Exchange Traded Funds
Schwab U.S. TIPs ETF	7.1	Exchange Traded Funds
Schwab Intermediate-Term U.S. Treasury ETF	7.1	Exchange Traded Funds
iShares 7-10 Year Treasury Bond ETF	6.1	Exchange Traded Funds
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	4.5	Exchange Traded Funds
Vanguard FTSE Europe ETF	4.0	Exchange Traded Funds
iShares Floating Rate Bond ETF	3.0	Exchange Traded Funds
iShares Core S&P Mid-Cap ETF	3.0	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]
Holding	As of February 28, 2018	As of August 31, 2017
Bond Funds	37.9%	34.5%
Stock Funds	36.9	39.6
Foreign Stock Funds	20.1	18.5
Alternative Funds	2.5	3.0
Investment Companies	1.2	3.5

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

FUND BASICS

Target Date 2040 Portfolio

as of February 28, 2018

PERFORMANCE REVIEW
September 1, 2017–February 28, 2018	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2040 (Total Return, Unhedged, USD)[2]
Class A	4.81%	6.87%
Institutional	4.95	6.87
Service	4.83	6.87
Investor	4.92	6.87
Class R	4.72	6.87
Class R6	5.06	6.87

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

STANDARDIZED TOTAL RETURNS[3]
For the period ended 12/31/17	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A	8.59%	N/A	N/A	6.87%	8/22/16
Institutional	15.44	N/A	N/A	11.87	8/22/16
Service	14.85	N/A	N/A	11.31	8/22/16
Investor	15.18	N/A	N/A	11.64	8/22/16
Class R	14.62	N/A	N/A	11.11	8/22/16
Class R6	15.44	9.92%	4.26%	3.86	10/01/07

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Effective August 22, 2016, the Madison Target Retirement 2040 Fund (the “Predecessor Fund”) was reorganized into the Portfolio. The Portfolio has assumed the Predecessor Fund’s historical performance. The returns for the Predecessor Fund for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2040 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Past performance does not guarantee future results, which may vary. The value of investments and the income derived from investments will fluctuate and can go down as well as up. A loss of principal may occur.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.88%	1.45%
Institutional	0.49	1.06
Service	0.99	1.56
Investor	0.63	1.20
Class R	1.13	1.70
Class R6	0.48	1.05

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/18[5]
Holding	% of Net Assets	Line of Business
iShares Core S&P 500 ETF	21.9%	Exchange Traded Funds
Vanguard Short-Term Corporate Bond ETF	10.1	Exchange Traded Funds
Vanguard FTSE All-World ex-U.S. ETF	8.5	Exchange Traded Funds
Schwab U.S. TIPs ETF	6.1	Exchange Traded Funds
Schwab Intermediate-Term U.S. Treasury ETF	6.1	Exchange Traded Funds
iShares 7-10 Year Treasury Bond ETF	5.1	Exchange Traded Funds
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	5.0	Exchange Traded Funds
Vanguard FTSE Europe ETF	4.5	Exchange Traded Funds
iShares Core S&P Mid-Cap ETF	3.5	Exchange Traded Funds
iShares Floating Rate Bond ETF	3.0	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]
Holding	As of February 28, 2018	As of August 31, 2017
Stock Funds	42.9%	43.1%
Bond Funds	32.9	29.6
Foreign Stock Funds	19.0	20.0
Alternative Funds	2.5	3.0
Investment Companies	1.1	2.3

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

FUND BASICS

Target Date 2045 Portfolio

as of February 28, 2018

PERFORMANCE REVIEW
September 1, 2017–February 28, 2018	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2045 (Total Return, Unhedged, USD)[2]
Class A	5.45%	7.26%
Institutional	5.55	7.26
Service	5.36	7.26
Investor	5.53	7.26
Class R	5.26	7.26
Class R6	5.58	7.26

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 12/31/17	One Year	Since Inception	Inception Date
Class A	9.62%	7.77%	8/22/16
Institutional	16.38	12.75	8/22/16
Service	15.76	12.16	8/22/16
Investor	16.15	12.54	8/22/16
Class R	15.64	12.04	8/22/16
Class R6	16.31	12.70	8/22/16

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.88%	3.23%
Institutional	0.49	2.84
Service	0.99	3.34
Investor	0.63	2.98
Class R	1.13	3.48
Class R6	0.48	2.83

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/18[5]
Holding	% of Net Assets	Line of Business
iShares Core S&P 500 ETF	23.0%	Exchange Traded Funds
Vanguard FTSE All-World ex-U.S. ETF	9.0	Exchange Traded Funds
Vanguard Short-Term Corporate Bond ETF	8.1	Exchange Traded Funds
Vanguard FTSE Europe ETF	5.3	Exchange Traded Funds
Schwab U.S. TIPs ETF	5.1	Exchange Traded Funds
Schwab Intermediate-Term U.S. Treasury ETF	5.1	Exchange Traded Funds
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	4.8	Exchange Traded Funds
iShares 7-10 Year Treasury Bond ETF	4.1	Exchange Traded Funds
iShares Core S&P Mid-Cap ETF	4.0	Exchange Traded Funds
iShares MSCI Japan ETF	3.3	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]
Holding	As of February 28, 2018	As of August 31, 2017
Stock Funds	46.2%	45.3%
Bond Funds	27.9	25.5
Foreign Stock Funds	20.8	21.7
Alternative Funds	2.5	3.0
Investment Companies	1.2	3.5

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

FUND BASICS

Target Date 2050 Portfolio

as of February 28, 2018

PERFORMANCE REVIEW
September 1, 2017–February 28, 2018	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2050 (Total Return, Unhedged, USD)[2]
Class A	5.97%	7.42%
Institutional	6.20	7.42
Service	5.85	7.42
Investor	6.09	7.42
Class R	5.80	7.42
Class R6	6.21	7.42

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

STANDARDIZED TOTAL RETURNS[3]
For the period ended 12/31/17	One Year	Five Years	Since Inception	Inception Date
Class A	10.48%	N/A	8.75%	8/22/16
Institutional	17.43	N/A	13.81	8/22/16
Service	16.82	N/A	13.23	8/22/16
Investor	17.31	N/A	13.68	8/22/16
Class R	16.66	N/A	13.08	8/22/16
Class R6	17.44	11.11%	9.42	1/3/11

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Effective August 22, 2016, the Madison Target Retirement 2050 Fund (the “Predecessor Fund”) was reorganized into the Portfolio. The Portfolio has assumed the Predecessor Fund’s historical performance. The returns for the Predecessor Fund for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2050 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Past performance does not guarantee future results, which may vary. The value of investments and the income derived from investments will fluctuate and can go down as well as up. A loss of principal may occur.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.87%	2.16%
Institutional	0.48	1.77
Service	0.98	2.27
Investor	0.62	1.91
Class R	1.12	2.41
Class R6	0.47	1.76

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

FUND BASICS

TOP TEN HOLDINGS AS OF 2/28/18[5]
Holding	% of Net Assets	Line of Business
iShares Core S&P 500 ETF	24.0%	Exchange Traded Funds
Vanguard FTSE All-World ex-U.S. ETF	9.6	Exchange Traded Funds
Vanguard Short-Term Corporate Bond ETF	6.1	Exchange Traded Funds
Vanguard FTSE Europe ETF	6.0	Exchange Traded Funds
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	4.8	Exchange Traded Funds
iShares Core S&P Mid-Cap ETF	4.5	Exchange Traded Funds
Schwab U.S. TIPs ETF	4.1	Exchange Traded Funds
Schwab Intermediate-Term U.S. Treasury ETF	4.1	Exchange Traded Funds
iShares MSCI Japan ETF	3.5	Exchange Traded Funds
Vanguard Growth ETF	3.5	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]
Holding	As of February 28, 2018	As of August 31, 2017
Stock Funds	49.5%	48.4%
Bond Funds	22.8	20.5
Foreign Stock Funds	22.6	23.8
Alternative Funds	2.5	3.0
Investment Companies	1.1	3.5

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

FUND BASICS

Target Date 2055 Portfolio

as of February 28, 2018

PERFORMANCE REVIEW
September 1, 2017–February 28, 2018	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2055 (Total Return, Unhedged, USD)[2]
Class A	6.55%	7.68%
Institutional	6.73	7.68
Service	6.55	7.68
Investor	6.72	7.68
Class R	6.46	7.68
Class R6	6.76	7.68

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 12/31/17	One Year	Since Inception	Inception Date
Class A	11.34%	9.60%	8/22/16
Institutional	18.37	14.69	8/22/16
Service	17.75	14.10	8/22/16
Investor	18.25	14.56	8/22/16
Class R	17.64	13.98	8/22/16
Class R6	18.30	14.64	8/22/16

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.86%	3.44%
Institutional	0.47	3.05
Service	0.97	3.55
Investor	0.61	3.19
Class R	1.11	3.69
Class R6	0.46	3.04

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/18[5]
Holding	% of Net Assets	Line of Business
iShares Core S&P 500 ETF	25.0%	Exchange Traded Funds
Vanguard FTSE All-World ex-U.S. ETF	10.1	Exchange Traded Funds
Vanguard FTSE Europe ETF	7.0	Exchange Traded Funds
iShares Core S&P Mid-Cap ETF	5.0	Exchange Traded Funds
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	4.5	Exchange Traded Funds
Vanguard Short-Term Corporate Bond ETF	4.1	Exchange Traded Funds
iShares MSCI Japan ETF	4.0	Exchange Traded Funds
Vanguard Growth ETF	4.0	Exchange Traded Funds
Schwab U.S. Dividend Equity ETF	4.0	Exchange Traded Funds
Schwab U.S. TIPs ETF	3.0	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]
Holding	As of February 28, 2018	As of August 31, 2017
Stock Funds	53.0%	51.5%
Foreign Stock Funds	24.1	25.5
Bond Funds	17.8	15.5
Alternative Funds	2.5	3.0
Investment Companies	1.2	3.5

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Schedule of Investments

February 28, 2018 (Unaudited)

Shares			Description		Value
Exchange Traded Funds – 97.3%
Alternative Funds – 1.0%
	27,193		PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio		$473,158

Bond Funds – 71.5%
	10,064		iShares 20+ Year Treasury Bond ETF		1,195,100
	93,489		iShares 7-10 Year Treasury Bond ETF		9,551,771
	56,129		iShares Floating Rate Bond ETF		2,863,140
	82,203		Schwab Intermediate-Term U.S. Treasury ETF		4,295,107
	131,612		Schwab U.S. TIPS ETF		7,163,641
	109,459		Vanguard Short-Term Corporate Bond ETF		8,588,153
	27,306		Virtus Seix Floating Rate High Income Fund		238,383

					33,895,295

Foreign Stock Funds – 7.5%
	19,308		iShares Edge MSCI Minimum Volatility Emerging Markets ETF		1,181,843
	1,991		Vanguard FTSE All World ex-US Small-Cap ETF		236,929
	17,272		Vanguard FTSE All-World ex-U.S. ETF		945,987
	16,153		Vanguard FTSE Europe ETF		947,212
	4,134		WisdomTree Japan Hedged Equity Fund		236,175

					3,548,146

Stock Funds – 17.3%
	3,521		Energy Select Sector SPDR ETF		234,992
	8,605		iShares Core S&P 500 ETF		2,352,091
	3,780		iShares Core S&P Mid-Cap ETF		704,819
	7,745		iShares MSCI Japan ETF		472,987
	15,319		PowerShares S&P 500 Quality Portfolio		470,446
	18,627		Schwab U.S. Dividend Equity ETF		940,477
	13,008		Vanguard Financials ETF		936,966
	6,434		Vanguard Growth ETF		938,463
	1,650		Vanguard Industrials ETF		234,927
	2,655		Vanguard Information Technology ETF		470,838
	1,747		Vanguard Materials ETF		234,378
	2,712		Vanguard Telecommunication Services ETF		235,727

					8,227,111

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $44,635,426)				$46,143,710

Shares		Distribution Rate	Value
Investment Company(a) – 1.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
508,521		1.262%		$508,521
(Cost $508,521)

TOTAL INVESTMENTS – 98.4%
(Cost $45,143,947)				$46,652,231

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%				756,574

NET ASSETS – 100.0%				$47,408,805

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	—Exchange Traded Fund
TIPS	—Treasury Inflation Protected Securities

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments

February 28, 2018 (Unaudited)

Shares			Description		Value
Exchange Traded Funds – 97.4%
Alternative Funds – 1.5%
	10,068		PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio		$175,183

Bond Funds – 54.5%
	2,478		iShares 20+ Year Treasury Bond ETF		294,262
	15,540		iShares 7-10 Year Treasury Bond ETF		1,587,722
	6,911		iShares Floating Rate Bond ETF		352,530
	17,994		Schwab Intermediate-Term U.S. Treasury ETF		940,186
	23,767		Schwab U.S. TIPS ETF		1,293,638
	23,960		Vanguard Short-Term Corporate Bond ETF		1,879,902

					6,348,240

Foreign Stock Funds – 12.5%
	6,657		iShares Edge MSCI Minimum Volatility Emerging Markets ETF		407,475
	489		Vanguard FTSE All World ex-US Small-Cap ETF		58,191
	10,633		Vanguard FTSE All-World ex-U.S. ETF		582,370
	5,967		Vanguard FTSE Europe ETF		349,905
	1,009		WisdomTree Japan Hedged Equity Fund		57,644

					1,455,585

Stock Funds – 28.9%
	1,302		Energy Select Sector SPDR Fund		86,895
	6,357		iShares Core S&P 500 ETF		1,737,622
	1,241		iShares Core S&P Mid-Cap ETF		231,397
	2,858		iShares MSCI Japan ETF		174,538
	3,765		PowerShares S&P 500 Quality Portfolio		115,623
	4,587		Schwab U.S. Dividend Equity ETF		231,598
	3,204		Vanguard Financials ETF		230,784
	1,587		Vanguard Growth ETF		231,480
	406		Vanguard Industrials ETF		57,806
	655		Vanguard Information Technology ETF		116,158
	649		Vanguard Materials ETF		87,070
	663		Vanguard Telecommunication Services ETF		57,628

					3,358,599

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $10,776,253)				$11,337,607

Shares		Distribution Rate	Value
Investment Company(a) – 1.2%
Goldman Sachs Financial Square Government Fund – Institutional Shares
139,695		1.262%		$139,695
(Cost $139,695)

TOTAL INVESTMENTS – 98.6%
(Cost $10,915,948)				$11,477,302

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%				159,275

NET ASSETS – 100.0%				$11,636,577

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	—Exchange Traded Fund
TIPS	—Treasury Inflation Protected Securities

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments

February 28, 2018 (Unaudited)

Shares			Description		Value
Exchange Traded Funds – 97.2%
Alternative Funds – 2.0%
	90,636		PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio		$1,577,066

Bond Funds – 42.4%
	16,808		iShares 20+ Year Treasury Bond ETF		1,995,950
	54,682		iShares 7-10 Year Treasury Bond ETF		5,586,860
	46,873		iShares Floating Rate Bond ETF		2,390,992
	114,413		Schwab Intermediate-Term U.S. Treasury ETF		5,978,079
	117,236		Schwab U.S. TIPS ETF		6,381,156
	142,192		Vanguard Short-Term Corporate Bond ETF		11,156,384

					33,489,421

Foreign Stock Funds – 16.0%
	51,598		iShares Edge MSCI Minimum Volatility Emerging Markets ETF		3,158,313
	3,322		Vanguard FTSE All World ex-US Small-Cap ETF		395,318
	108,179		Vanguard FTSE All-World ex-U.S. ETF		5,924,964
	47,213		Vanguard FTSE Europe ETF		2,768,570
	6,851		WisdomTree Japan Hedged Equity Fund		391,398

					12,638,563

Stock Funds – 36.8%
	11,761		Energy Select Sector SPDR Fund		784,929
	57,489		iShares Core S&P 500 ETF		15,714,043
	10,523		iShares Core S&P Mid-Cap ETF		1,962,119
	25,870		iShares MSCI Japan ETF		1,579,881
	38,379		PowerShares S&P 500 Quality Portfolio		1,178,619
	35,000		Schwab U.S. Dividend Equity ETF		1,767,150
	24,442		Vanguard Financials ETF		1,760,557
	12,124		Vanguard Growth ETF		1,768,407
	2,756		Vanguard Industrials ETF		392,399
	5,558		Vanguard Information Technology ETF		985,655
	5,822		Vanguard Materials ETF		781,080
	4,529		Vanguard Telecommunication Services ETF		393,661

					29,068,500

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $69,768,064)				$76,773,550

Shares		Distribution Rate	Value
Investment Company(a) – 1.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
805,000		1.262%		$805,000
(Cost $805,000)

TOTAL INVESTMENTS – 98.2%
(Cost $70,573,064)				$77,578,550

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%				1,415,549

NET ASSETS – 100.0%				$78,994,099

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	—Exchange Traded Fund
TIPS	—Treasury Inflation Protected Securities

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments

February 28, 2018 (Unaudited)

Shares			Description		Value
Exchange Traded Funds – 97.4%
Alternative Funds – 2.5%
	17,898		PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio		$311,425

Bond Funds – 37.9%
	2,654		iShares 20+ Year Treasury Bond ETF		315,162
	7,398		iShares 7-10 Year Treasury Bond ETF		755,854
	7,402		iShares Floating Rate Bond ETF		377,576
	16,864		Schwab Intermediate-Term U.S. Treasury ETF		881,144
	16,200		Schwab U.S. TIPS ETF		881,766
	19,248		Vanguard Short-Term Corporate Bond ETF		1,510,198

					4,721,700

Foreign Stock Funds – 20.1%
	9,167		iShares Edge MSCI Minimum Volatility Emerging Markets ETF		561,112
	5,104		iShares MSCI Japan ETF		311,701
	524		Vanguard FTSE All World ex-US Small-Cap ETF		62,356
	18,223		Vanguard FTSE All-World ex-U.S. ETF		998,074
	8,521		Vanguard FTSE Europe ETF		499,671
	1,082		WisdomTree Japan Hedged Equity Fund		61,815

					2,494,729

Stock Funds – 36.9%
	1,857		Energy Select Sector SPDR Fund		123,936
	9,533		iShares Core S&P 500 ETF		2,605,750
	1,994		iShares Core S&P Mid-Cap ETF		371,801
	6,063		PowerShares S&P 500 Quality Portfolio		186,195
	6,142		Schwab U.S. Dividend Equity ETF		310,110
	3,864		Vanguard Financials ETF		278,324
	2,128		Vanguard Growth ETF		310,390
	435		Vanguard Industrials ETF		61,935
	878		Vanguard Information Technology ETF		155,705
	924		Vanguard Materials ETF		123,964
	713		Vanguard Telecommunication Services ETF		61,974

					4,590,084

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $11,148,558)				$12,117,938

Shares		Distribution Rate	Value
Investment Company(a) – 1.2%
Goldman Sachs Financial Square Government Fund – Institutional Shares
150,485		1.262%		$150,485
(Cost $150,485)

TOTAL INVESTMENTS – 98.6%
(Cost $11,299,043)				$12,268,423

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%				174,518

NET ASSETS – 100.0%				$12,442,941

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	—Exchange Traded Fund
TIPS	—Treasury Inflation Protected Securities

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments

February 28, 2018 (Unaudited)

Shares			Description		Value
Exchange Traded Funds – 97.3%
Alternative Funds – 2.5%
	73,004		PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio		$1,270,269

Bond Funds – 32.9%
	10,807		iShares 20+ Year Treasury Bond ETF		1,283,331
	25,099		iShares 7-10 Year Treasury Bond ETF		2,564,365
	30,137		iShares Floating Rate Bond ETF		1,537,288
	58,850		Schwab Intermediate-Term U.S. Treasury ETF		3,074,913
	56,533		Schwab U.S. TIPS ETF		3,077,091
	65,302		Vanguard Short-Term Corporate Bond ETF		5,123,595

					16,660,583

Foreign Stock Funds – 19.0%
	41,469		iShares Edge MSCI Minimum Volatility Emerging Markets ETF		2,538,317
	2,133		Vanguard FTSE All World ex-US Small-Cap ETF		253,827
	78,828		Vanguard FTSE All-World ex-U.S. ETF		4,317,409
	39,029		Vanguard FTSE Europe ETF		2,288,661
	4,413		WisdomTree Japan Hedged Equity Fund		252,115

					9,650,329

Stock Funds – 42.9%
	9,452		Energy Select Sector SPDR Fund		630,826
	40,659		iShares Core S&P 500 ETF		11,113,731
	9,473		iShares Core S&P Mid-Cap ETF		1,766,336
	24,950		iShares MSCI Japan ETF		1,523,697
	24,718		PowerShares S&P 500 Quality Portfolio		759,090
	27,465		Schwab U.S. Dividend Equity ETF		1,386,708
	17,489		Vanguard Financials ETF		1,259,733
	9,521		Vanguard Growth ETF		1,388,733
	1,772		Vanguard Industrials ETF		252,297
	4,268		Vanguard Information Technology ETF		756,887
	4,702		Vanguard Materials ETF		630,820
	2,912		Vanguard Telecommunication Services ETF		253,111

					21,721,969

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $43,853,376)				$49,303,150

Shares		Distribution Rate	Value
Investment Company(a) – 1.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
532,728		1.262%		$532,728
(Cost $532,728)

TOTAL INVESTMENTS – 98.4%
(Cost $44,386,104)				$49,835,878

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%				835,764

NET ASSETS – 100.0%				$50,671,642

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	—Exchange Traded Fund
TIPS	—Treasury Inflation Protected Securities

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments

February 28, 2018 (Unaudited)

Shares			Description		Value
Exchange Traded Funds – 97.4%
Alternative Funds – 2.5%
	18,051		PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio		$314,087

Bond Funds – 27.9%
	2,670		iShares 20+ Year Treasury Bond ETF		317,063
	4,961		iShares 7-10 Year Treasury Bond ETF		506,865
	7,446		iShares Floating Rate Bond ETF		379,820
	12,116		Schwab Intermediate-Term U.S. Treasury ETF		633,061
	11,639		Schwab U.S. TIPS ETF		633,511
	12,907		Vanguard Short-Term Corporate Bond ETF		1,012,683

					3,483,003

Foreign Stock Funds – 20.8%
	9,733		iShares Edge MSCI Minimum Volatility Emerging Markets ETF		595,757
	792		Vanguard FTSE All World ex-US Small-Cap ETF		94,248
	20,620		Vanguard FTSE All-World ex-U.S. ETF		1,129,358
	1,315		Vanguard FTSE Emerging Markets ETF		62,029
	11,249		Vanguard FTSE Europe ETF		659,641
	1,103		WisdomTree Japan Hedged Equity Fund		63,014

					2,604,047

Stock Funds – 46.2%
	2,335		Energy Select Sector SPDR Fund		155,838
	10,502		iShares Core S&P 500 ETF		2,870,617
	2,676		iShares Core S&P Mid-Cap ETF		498,967
	6,678		iShares MSCI Japan ETF		407,825
	6,094		PowerShares S&P 500 Quality Portfolio		187,147
	7,405		Schwab U.S. Dividend Equity ETF		373,878
	4,755		Vanguard Financials ETF		342,503
	2,566		Vanguard Growth ETF		374,277
	651		Vanguard Industrials ETF		92,689
	1,230		Vanguard Information Technology ETF		218,128
	1,162		Vanguard Materials ETF		155,894
	1,079		Vanguard Telecommunication Services ETF		93,787

					5,771,550

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $11,018,762)				$12,172,687

Shares		Distribution Rate	Value
Investment Companies(a) – 1.2%
Goldman Sachs Financial Square Government Fund – Institutional Shares
155,607		1.262%		$155,607
(Cost $155,607)

TOTAL INVESTMENTS – 98.6%
(Cost $11,174,369)				$12,328,294

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%				170,220

NET ASSETS – 100.0%				$12,498,514

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	—Exchange Traded Fund
TIPS	—Treasury Inflation Protected Securities

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments

February 28, 2018 (Unaudited)

Shares			Description		Value
Exchange Traded Funds – 97.4%
Alternative Funds – 2.5%
	44,373		PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio		$772,090

Bond Funds – 22.8%
	6,579		iShares 20+ Year Treasury Bond ETF		781,256
	9,167		iShares 7-10 Year Treasury Bond ETF		936,592
	18,346		iShares Floating Rate Bond ETF		935,830
	23,884		Schwab Intermediate-Term U.S. Treasury ETF		1,247,939
	22,944		Schwab U.S. TIPS ETF		1,248,842
	23,852		Vanguard Short-Term Corporate Bond ETF		1,871,428

					7,021,887

Foreign Stock Funds – 22.6%
	23,983		iShares Edge MSCI Minimum Volatility Emerging Markets ETF		1,467,999
	2,601		Vanguard FTSE All World ex-US Small-Cap ETF		309,519
	53,633		Vanguard FTSE All-World ex-U.S. ETF		2,937,479
	4,895		Vanguard FTSE Emerging Markets ETF		230,897
	31,679		Vanguard FTSE Europe ETF		1,857,657
	2,704		WisdomTree Japan Hedged Equity Fund		154,480

					6,958,031

Stock Funds – 49.5%
	5,754		Energy Select Sector SPDR Fund		384,022
	27,002		iShares Core S&P 500 ETF		7,380,727
	7,420		iShares Core S&P Mid-Cap ETF		1,383,533
	17,720		iShares MSCI Japan ETF		1,082,160
	15,026		PowerShares S&P 500 Quality Portfolio		461,448
	21,295		Schwab U.S. Dividend Equity ETF		1,075,185
	12,756		Vanguard Financials ETF		918,815
	7,376		Vanguard Growth ETF		1,075,863
	1,618		Vanguard Industrials ETF		230,371
	3,464		Vanguard Information Technology ETF		614,306
	2,863		Vanguard Materials ETF		384,100
	2,659		Vanguard Telecommunication Services ETF		231,120

					15,221,650

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $26,217,928)				$29,973,658

Shares		Distribution Rate	Value
Investment Companies(a) – 1.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
329,162		1.262%		$329,162
(Cost $329,162)

TOTAL INVESTMENTS – 98.5%
(Cost $26,547,090)				$30,302,820

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%				446,723

NET ASSETS – 100.0%				$30,749,543

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	—Exchange Traded Fund
TIPS	—Treasury Inflation Protected Securities

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments

February 28, 2018 (Unaudited)

Shares			Description		Value
Exchange Traded Funds – 97.4%
Alternative Funds – 2.5%
	18,163		PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio		$316,036

Bond Funds – 17.8%
	2,692		iShares 20+ Year Treasury Bond ETF		319,675
	2,501		iShares 7-10 Year Treasury Bond ETF		255,527
	7,507		iShares Floating Rate Bond ETF		382,932
	7,330		Schwab Intermediate-Term U.S. Treasury ETF		382,993
	7,041		Schwab U.S. TIPS ETF		383,242
	6,507		Vanguard Short-Term Corporate Bond ETF		510,539

					2,234,908

Foreign Stock Funds – 24.1%
	9,297		iShares Edge MSCI Minimum Volatility Emerging Markets ETF		569,069
	1,061		Vanguard FTSE All World ex-US Small-Cap ETF		126,259
	23,102		Vanguard FTSE All-World ex-U.S. ETF		1,265,297
	2,671		Vanguard FTSE Emerging Markets ETF		125,991
	15,124		Vanguard FTSE Europe ETF		886,871
	1,114		WisdomTree Japan Hedged Equity Fund		63,643

					3,037,130

Stock Funds – 53.0%
	2,355		Energy Select Sector SPDR Fund		157,173
	11,510		iShares Core S&P 500 ETF		3,146,144
	3,374		iShares Core S&P Mid-Cap ETF		629,116
	8,287		iShares MSCI Japan ETF		506,087
	6,147		PowerShares S&P 500 Quality Portfolio		188,774
	9,962		Schwab U.S. Dividend Equity ETF		502,981
	5,233		Vanguard Financials ETF		376,933
	3,450		Vanguard Growth ETF		503,217
	876		Vanguard Industrials ETF		124,725
	1,418		Vanguard Information Technology ETF		251,468
	1,171		Vanguard Materials ETF		157,101
	1,451		Vanguard Telecommunication Services ETF		126,121

					6,669,840

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $10,856,464)				$12,257,914

Shares		Distribution Rate	Value
Investment Company(a) – 1.2%
Goldman Sachs Financial Square Government Fund – Institutional Shares
149,465		1.262%		$149,465
(Cost $149,465)

TOTAL INVESTMENTS – 98.6%
(Cost $11,005,929)				$12,407,379

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%				181,107

NET ASSETS – 100.0%				$12,588,486

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	—Exchange Traded Fund
TIPS	—Treasury Inflation Protected Securities

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Assets and Liabilities

February 28, 2018 (Unaudited)

Target Date 2020 Portfolio
Assets:
Investments of unaffiliated issuers, at value (cost $44,635,426, $10,776,253, $69,768,064, $11,148,558, $43,853,376, $11,018,762, $26,217,928 and $10,856,464)	$46,143,710
Investments of affiliated issuers, at value (cost $508,521, $139,695, $805,000, $150,485, $532,728, $155,607, $329,162 and $149,465)	508,521
Cash	950,008
Receivables:
Investments sold	382,564
Reimbursement from investment adviser	17,740
Dividends	1,587
Portfolio shares sold	1,121
Other assets	2,752
Total assets	48,008,003

Liabilities:
Payables:
Investments purchased	407,091
Management fees	9,140
Distribution and Service fees and Transfer Agency fees	1,218
Offering expense	—
Accrued expenses	181,749
Total liabilities	599,198

Net Assets:
Paid-in capital	45,477,919
Undistributed (distributions in excess of) net investment income	(6,485)
Accumulated net realized gain	429,087
Net unrealized gain	1,508,284
NET ASSETS	$47,408,805
Net Assets:
Class A	$16,963
Institutional	10,617
Service	10,535
Investor(b)	870,790
Class R	10,513
Class R6	46,489,387
Total Net Assets	$47,408,805
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	1,843
Institutional	1,151
Service	1,144
Investor(b)	94,552
Class R	1,142
Class R6	5,039,709
Net asset value, offering and redemption price per share:(a)
Class A	$9.21
Institutional	9.22
Service	9.21
Investor(b)	9.21
Class R	9.21
Class R6	9.22

(a)	Maximum public offering price per share for Class A Shares of the Target Date 2020, Target Date 2025, Target Date 2030, Target Date 2035, Target Date 2040, Target Date 2045, Target Date 2050, and Target Date 2055 Portfolios is $9.75, $11.28, $9.94, $11.63, $9.72, $11.87, $10.93 and $12.12, respectively.
(b)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Target Date 2025 Portfolio	Target Date 2030 Portfolio	Target Date 2035 Portfolio	Target Date 2040 Portfolio	Target Date 2045 Portfolio	Target Date 2050 Portfolio	Target Date 2055 Portfolio

$11,337,607	$76,773,550	$12,117,938	$49,303,150	$12,172,687	$29,973,658	$12,257,914

139,695	805,000	150,485	532,728	155,607	329,162	149,465
233,714	1,589,073	250,412	1,020,561	251,891	620,068	254,006

91,414	779,040	114,171	494,465	170,765	420,712	198,372
15,629	17,284	15,604	17,653	15,511	16,743	15,597
113	3,815	111	434	105	392	355
—	1,021	1,206	1,202	—	2,208	160
859	4,598	920	3,052	925	2,002	935
11,819,031	79,973,381	12,650,847	51,373,245	12,767,491	31,364,945	12,876,804

111,672	779,167	137,044	509,474	198,565	433,176	219,139
2,217	15,103	2,375	9,691	2,389	5,750	2,409
440	2,104	488	1,264	490	842	476
37,870	—	37,871	—	37,871	—	36,473
30,255	182,908	30,128	181,174	29,662	175,634	29,821
182,454	979,282	207,906	701,603	268,977	615,402	288,318

10,989,357	71,634,990	11,429,705	44,574,516	11,238,989	26,782,857	11,081,292
509	(8,104)	(1,061)	(9,279)	(2,304)	(20,562)	(4,245)
85,357	361,727	44,917	656,631	107,904	231,518	109,989
561,354	7,005,486	969,380	5,449,774	1,153,925	3,755,730	1,401,450
$11,636,577	$78,994,099	$12,442,941	$50,671,642	$12,498,514	$30,749,543	$12,588,486

$139,718	$320,235	$41,440	$27,252	$94,517	$127,297	$98,580
10,995,845	11,320	11,402,068	11,619	11,698,255	11,927	12,004,790
10,969	11,233	11,373	11,530	11,669	11,836	11,975
367,967	1,450,934	791,622	584,003	534,896	840,756	359,342
10,944	26,201	11,419	30,367	35,108	11,836	34,014
111,134	77,174,176	185,019	50,006,871	124,069	29,745,891	79,785
$11,636,577	$78,994,099	$12,442,941	$50,671,642	$12,498,514	$30,749,543	$12,588,486

13,111	34,095	3,769	2,966	8,427	12,329	8,607
1,033,072	1,202	1,036,269	1,261	1,040,529	1,151	1,045,472
1,032	1,195	1,035	1,254	1,039	1,144	1,044
34,612	154,372	72,092	63,495	47,635	81,279	31,334
1,030	2,791	1,040	3,309	3,132	1,145	2,976
10,441	8,196,836	16,815	5,424,060	11,040	2,871,155	6,950

$10.66	$9.39	$10.99	$9.19	$11.22	$10.33	$11.45
10.64	9.42	11.00	9.21	11.24	10.36	11.48
10.63	9.40	10.99	9.20	11.23	10.34	11.47
10.63	9.40	10.98	9.20	11.23	10.34	11.47
10.63	9.39	10.99	9.18	11.21	10.34	11.43
10.64	9.42	11.00	9.22	11.24	10.36	11.48

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Operations

For the Six Months Ended February 28, 2018 (Unaudited)

Target Date 2020 Portfolio
Investment income:
Dividends — unaffiliated issuers	$530,177
Dividends — affiliated issuers	2,096
Total investment income	532,273

Expenses:
Registration fees	65,727
Management fees	60,174
Professional fees	33,730
Custody, accounting and administrative services	29,166
Trustee fees	11,729
Printing and mailing costs	8,856
Transfer Agency fees(a)	7,360
Distribution and Service fees(a)	73
Other	7,077
Total expenses	223,892
Less — expense reductions	(150,847)
Net expenses	73,045
NET INVESTMENT INCOME	459,228

Realized and unrealized gain (loss):
Net realized gain (loss) from investments	1,214,579
Net change in unrealized gain (loss) from investments	(1,126,043)
Net realized and unrealized gain	88,536
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$547,764

(a)	Class specific Distribution and Service and Transfer Agency fees were as follows:

	Distribution and Service Fees			Transfer Agency Fees
Portfolio	Class A	Service	Class R	Class A	Institutional	Service	Investor(b)	Class R	Class R6
Target Date 2020	$21	$26	$26	$15	$2	$2	$723	$9	$6,609
Target Date 2025	70	27	27	51	2,173	2	289	10	11
Target Date 2030	305	28	62	223	2	2	1,206	22	10,614
Target Date 2035	42	28	28	31	2,241	2	601	11	13
Target Date 2040	23	28	67	16	2	2	452	24	6,963
Target Date 2045	112	29	80	82	2,292	2	395	29	10
Target Date 2050	104	29	29	76	2	2	688	11	3,883
Target Date 2055	117	29	70	85	2,343	2	273	25	8

(b)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Target Date 2025 Portfolio	Target Date 2030 Portfolio	Target Date 2035 Portfolio	Target Date 2040 Portfolio	Target Date 2045 Portfolio	Target Date 2050 Portfolio	Target Date 2055 Portfolio

$122,994	$827,009	$128,483	$528,511	$127,824	$297,023	$126,897
394	4,201	632	2,815	627	1,980	603
123,388	831,210	129,115	531,326	128,451	299,003	127,500

37,032	65,730	37,033	65,727	37,035	65,727	37,119
14,178	96,888	15,024	62,915	15,120	35,693	15,253
33,112	33,730	33,112	33,730	33,112	33,730	33,112
20,851	28,716	20,762	28,954	20,393	22,532	20,625
11,044	12,208	11,051	11,734	11,052	11,321	11,053
4,341	10,034	4,307	8,796	4,308	7,539	4,346
2,536	12,069	2,899	7,459	2,810	4,662	2,736
124	395	98	118	221	162	216
3,130	8,704	3,133	6,699	3,137	4,786	3,142
126,348	268,474	127,419	226,132	127,188	186,152	127,602
(108,782)	(150,505)	(108,662)	(150,058)	(108,295)	(142,510)	(108,643)
17,566	117,969	18,757	76,074	18,893	43,642	18,959
105,822	713,241	110,358	455,252	109,558	255,361	108,541

222,457	1,691,859	170,214	1,571,277	226,925	632,572	245,633
(8,433)	546,400	238,479	442,472	312,206	770,765	436,821
214,024	2,238,259	408,693	2,013,749	539,131	1,403,337	682,454
$319,846	$2,951,500	$519,051	$2,469,001	$648,689	$1,658,698	$790,995

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets

	Target Date 2020 Portfolio
	For the Six Months Ended February 28, 2018 (Unaudited)	For the Period November 1, 2016 – August 31, 2017*	For the Fiscal Year Ended October 31, 2016
From operations:
Net investment income	$459,228	$749,850	$969,310
Net realized gain (loss)	1,214,579	2,911,207	2,304,750
Net change in unrealized gain (loss)	(1,126,043)	(350,687)	(1,317,333)
Net increase (decrease) in net assets resulting from operations	547,764	3,310,370	1,956,727

Distributions to shareholders:
From net investment income
Class A Shares(a)	(282)	(167)	—
Institutional Shares(a)	(211)	(182)	—
Service Shares(a)	(159)	(164)	—
Investor Shares(a)(b)	(16,543)	(177)	—
Class R Shares(a)	(145)	(159)	—
Class R6 Shares	(936,697)	(1,005,896)	(899,589)
From net realized gains
Class A Shares(a)	(1,090)	(373)	—
Institutional Shares(a)	(708)	(373)	—
Service Shares(a)	(707)	(373)	—
Investor Shares(a)(b)	(55,965)	(373)	—
Class R Shares(a)	(707)	(373)	—
Class R6 Shares	(3,132,674)	(2,022,264)	(1,764,331)
Total distributions to shareholders	(4,145,888)	(3,030,874)	(2,663,920)

From share transactions:
Proceeds from sales of shares	1,893,707	1,740,467	5,445,589
Reinvestment of distributions	4,145,888	3,030,874	2,663,920
Cost of shares redeemed	(2,992,527)	(10,811,559)	(7,300,343)
Net increase (decrease) in net assets resulting from share transactions	3,047,068	(6,040,218)	809,166
TOTAL INCREASE (DECREASE)	(551,056)	(5,760,722)	101,973

Net assets:
Beginning of period	47,959,861	53,720,583	53,618,610
End of period	$47,408,805	$47,959,861	$53,720,583
Undistributed (distributions in excess of) net investment income	$(6,485)	$488,324	$747,818

*	The Portfolios changed their fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Target Date 2025 Portfolio			Target Date 2030 Portfolio
For the Six Months Ended February 28, 2018 (Unaudited)	For the Period November 1, 2016 – August 31, 2017*	For the Period Ended October 31, 2016(a)	For the Six Months Ended February 28, 2018 (Unaudited)	For the Period November 1, 2016 – August 31, 2017*	For the Fiscal Year Ended October 31, 2016

$105,822	$145,466	$26,825	$713,241	$1,094,982	$1,461,869
222,457	59,137	(57,510)	1,691,859	7,588,451	2,737,159
(8,433)	706,788	(137,001)	546,400	(771,447)	(1,710,529)
319,846	911,391	(167,686)	2,951,500	7,911,986	2,488,499

(375)	(375)	—	(3,123)	(306)	—
(190,671)	(79,700)	—	(204)	(198)	—
(139)	(62)	—	(150)	(181)	—
(5,981)	(75)	—	(25,079)	(193)	—
(123)	(57)	—	(332)	(175)	—
(1,700)	(80)	—	(1,365,572)	(1,529,883)	(1,258,551)

(407)	—	—	(21,854)	(317)	—
(132,503)	—	—	(1,138)	(317)	—
(133)	—	—	(1,136)	(317)	—
(4,127)	—	—	(140,985)	(317)	—
(133)	—	—	(2,546)	(317)	—
(1,090)	—	—	(7,582,810)	(2,407,010)	(2,672,152)
(337,382)	(80,349)	—	(9,144,929)	(3,939,531)	(3,930,703)

611,389	84,579	10,000,066	3,758,691	3,528,594	2,761,285
337,382	80,349	—	9,144,928	3,939,531	3,930,703
(122,867)	(76)	(65)	(3,652,178)	(9,777,634)	(9,983,568)
825,904	164,852	10,000,001	9,251,441	(2,309,509)	(3,291,580)
808,368	995,894	9,832,315	3,058,012	1,662,946	(4,733,784)

10,828,209	9,832,315	—	75,936,087	74,273,141	79,006,925
$11,636,577	$10,828,209	$9,832,315	$78,994,099	$75,936,087	$74,273,141
$509	$93,676	$27,333	$(8,104)	$673,115	$1,109,790

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Target Date 2035 Portfolio
	For the Six Months Ended February 28, 2018 (Unaudited)	For the Period November 1, 2016 – August 31, 2017*	For the Period Ended October 31, 2016(a)
From operations:
Net investment income	$110,358	$147,635	$27,283
Net realized gain (loss)	170,214	118,829	(56,337)
Net change in unrealized gain (loss)	238,479	888,166	(157,265)
Net increase (decrease) in net assets resulting from operations	519,051	1,154,630	(186,319)

Distributions to shareholders:
From net investment income
Class A Shares(a)	(389)	(71)	—
Institutional Shares(a)	(188,851)	(84,675)	—
Service Shares(a)	(136)	(67)	—
Investor Shares(a)(b)	(11,788)	(80)	—
Class R Shares(a)	(120)	(62)	—
Class R6 Shares	(1,665)	(85)	—
From net realized gains
Class A Shares(a)	(461)	—	—
Institutional Shares(a)	(174,407)	—	—
Service Shares(a)	(175)	—	—
Investor Shares(a)(b)	(10,932)	—	—
Class R Shares(a)	(176)	—	—
Class R6 Shares	(1,394)	—	—
Total distributions to shareholders	(390,494)	(85,040)	—

From share transactions:
Proceeds from sales of shares	815,907	180,035	10,000,066
Reinvestment of distributions	390,494	85,040	—
Cost of shares redeemed	(40,274)	(90)	(65)
Net increase (decrease) in net assets resulting from share transactions	1,166,127	264,985	10,000,001
TOTAL INCREASE (DECREASE)	1,294,684	1,334,575	9,813,682

Net assets:
Beginning of period	11,148,257	9,813,682	—
End of period	$12,442,941	$11,148,257	$9,813,682
Undistributed (distributions in excess of) net investment income	$(1,061)	$91,530	$27,791

*	The Portfolios changed their fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Target Date 2040 Portfolio			Target Date 2045 Portfolio
For the Six Months Ended February 28, 2018 (Unaudited)	For the Period November 1, 2016 – August 31, 2017*	For the Fiscal Year Ended October 31, 2016	For the Six Months Ended February 28, 2018 (Unaudited)	For the Period November 1, 2016 – August 31, 2017*	For the Period Ended October 31, 2016(a)

$455,252	$718,594	$983,035	$109,558	$149,139	$27,097
1,571,277	5,848,943	2,200,742	226,925	175,421	(57,327)
442,472	(625,537)	(1,495,190)	312,206	1,006,023	(164,304)
2,469,001	5,942,000	1,688,587	648,689	1,330,583	(194,534)

(317)	(256)	—	(1,331)	(73)	—
(208)	(211)	—	(191,700)	(87,162)	—
(154)	(193)	—	(139)	(70)	—
(9,199)	(206)	—	(7,286)	(82)	—
(369)	(188)	—	(390)	(65)	—
(890,648)	(1,022,650)	(839,070)	(1,489)	(88)	—

(2,341)	(571)	—	(1,765)	—	—
(1,349)	(442)	—	(224,124)	—	—
(1,347)	(443)	—	(225)	—	—
(60,128)	(442)	—	(8,463)	—	—
(3,188)	(442)	—	(635)	—	—
(5,740,865)	(2,134,309)	(2,209,026)	(1,542)	—	—
(6,710,113)	(3,160,353)	(3,048,096)	(439,089)	(87,540)	—

1,874,002	2,044,481	1,187,738	647,418	251,712	10,000,066
6,710,113	3,160,353	3,048,096	439,087	87,540	—
(2,766,525)	(6,283,037)	(5,514,019)	(109,860)	(75,493)	(65)
5,817,590	(1,078,203)	(1,278,185)	976,645	263,759	10,000,001
1,576,478	1,703,444	(2,637,694)	1,186,245	1,506,802	9,805,467

49,095,164	47,391,720	50,029,414	11,312,269	9,805,467	—
$50,671,642	$49,095,164	$47,391,720	$12,498,514	$11,312,269	$9,805,467
$(9,279)	$436,364	$738,785	$(2,304)	$90,473	$27,605

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Target Date 2050 Portfolio
	For the Six Months Ended February 28, 2018 (Unaudited)	For the Period November 1, 2016 – August 31, 2017*	For the Fiscal Year Ended October 31, 2016
From operations:
Net investment income	$255,361	$350,541	$446,501
Net realized gain (loss)	632,572	1,845,973	844,921
Net change in unrealized gain (loss)	770,765	1,087,414	(529,507)
Net increase (decrease) in net assets resulting from operations	1,658,698	3,283,928	761,915

Distributions to shareholders:
From net investment income
Class A Shares(a)	(1,493)	(196)	—
Institutional Shares(a)	(200)	(210)	—
Service Shares(a)	(144)	(192)	—
Investor Shares(a)(b)	(13,606)	(205)	—
Class R Shares(a)	(127)	(187)	—
Class R6 Shares	(474,938)	(470,084)	(348,249)
From net realized gains
Class A Shares(a)	(5,788)	(404)	—
Institutional Shares(a)	(713)	(404)	—
Service Shares(a)	(712)	(404)	—
Investor Shares(a)(b)	(48,815)	(404)	—
Class R Shares(a)	(714)	(404)	—
Class R6 Shares	(1,685,988)	(892,169)	(629,298)
Total distributions to shareholders	(2,233,238)	(1,365,263)	(977,547)

From share transactions:
Proceeds from sales of shares	3,189,749	3,007,855	1,728,932
Reinvestment of distributions	2,233,239	1,365,263	977,547
Cost of shares redeemed	(491,890)	(1,604,503)	(1,267,315)
Net increase in net assets resulting from share transactions	4,931,098	2,768,615	1,439,164
TOTAL INCREASE	4,356,558	4,687,280	1,223,532

Net assets:
Beginning of period	26,392,985	21,705,705	20,482,173
End of period	$30,749,543	$26,392,985	$21,705,705
Undistributed (distributions in excess of) net investment income	$(20,562)	$214,585	$333,260

*	The Portfolios changed their fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Target Date 2055 Portfolio
For the Six Months Ended February 28, 2018 (Unaudited)	For the Period November 1, 2016 – August 31, 2017*	For the Period Ended October 31, 2016(a)

$108,541	$151,195	$26,977
245,633	224,897	(64,343)
436,821	1,129,809	(165,180)
790,995	1,505,901	(202,546)

(1,292)	(98)	—
(193,278)	(91,043)	—
(139)	(74)	—
(5,284)	(86)	—
(440)	(69)	—
(1,022)	(92)	—

(2,272)	—	—
(283,232)	—	—
(284)	—	—
(7,710)	—	—
(778)	—	—
(1,378)	—	—
(497,109)	(91,462)	—

321,037	176,911	10,000,066
497,109	91,462	—
(3,760)	(53)	(65)
814,386	268,320	10,000,001
1,108,272	1,682,759	9,797,455

11,480,214	9,797,455	—
$12,588,486	$11,480,214	$9,797,455
$(4,245)	$88,669	$27,485

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From Investment operations			Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$9.93	$0.07	$0.04	$0.11	$(0.16)	$(0.67)	$(0.83)
2018 - Institutional	9.96	0.09	0.03	0.12	(0.19)	(0.67)	(0.86)
2018 - Service	9.93	0.07	0.02	0.09	(0.14)	(0.67)	(0.81)
2018 - Investor(e)	9.95	0.08	0.03	0.11	(0.18)	(0.67)	(0.85)
2018 - R	9.92	0.06	0.03	0.09	(0.13)	(0.67)	(0.80)
2018 - R6	9.96	0.09	0.03	0.12	(0.19)	(0.67)	(0.86)

FOR THE PERIOD NOVEMBER 1, 2016 – AUGUST 31,*
2017 - A	9.90	0.10	0.47	0.57	(0.16)	(0.38)	(0.54)
2017 - Institutional	9.91	0.13	0.48	0.61	(0.18)	(0.38)	(0.56)
2017 - Service	9.90	0.09	0.48	0.57	(0.16)	(0.38)	(0.54)
2017 - Investor(e)	9.91	0.09	0.50	0.59	(0.17)	(0.38)	(0.55)
2017 - R	9.90	0.08	0.47	0.55	(0.15)	(0.38)	(0.53)
2017 - R6	9.91	0.14	0.47	0.61	(0.18)	(0.38)	(0.56)

FOR THE FISCAL YEARS ENDED OCTOBER 31,
2016 - A (Commenced August 29, 2014)	10.05	0.02	(0.17)	(0.15)	—	—	—
2016 - Institutional (Commenced August 29, 2014)	10.05	0.03	(0.17)	(0.14)	—	—	—
2016 - Service (Commenced August 29, 2014)	10.05	0.02	(0.17)	(0.15)	—	—	—
2016 - Investor(e) (Commenced August 29, 2014)	10.05	0.02	(0.16)	(0.14)	—	—	—
2016 - R (Commenced August 29, 2014)	10.05	0.01	(0.16)	(0.15)	—	—	—
2016 - R6 (Commenced August 29, 2014)	10.07	0.18	0.16	0.34	(0.17)	(0.33)	(0.50)
2015 - R6	10.00	0.16	0.10	0.26	(0.09)	(0.10)	(0.19)

FOR THE PERIOD ENDED OCTOBER 31,
2014 - R6 (Commenced August 29, 2014)	10.00	0.03	(0.03)	—	—	—	—

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2020 Portfolio’s predecessor was the Madison Target Retirement 2020 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.
(d)	Annualized.
(e)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(f)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets(f)		Ratio of total expenses to average net assets(f)		Ratio of net investment income to average net assets(f)		Portfolio turnover rate(c)

$9.21	1.03%	$17	0.70	%(d)	1.32	%(d)	1.50	%(d)	117%
9.22	1.13	11	0.29	(d)	0.91	(d)	1.93	(d)	117
9.21	0.87	11	0.78	(d)	1.41	(d)	1.43	(d)	117
9.21	1.11	871	0.45	(d)	1.07	(d)	1.74	(d)	117
9.21	0.85	11	0.92	(d)	1.54	(d)	1.30	(d)	117
9.22	1.14	46,489	0.30	(d)	0.93	(d)	1.91	(d)	117

9.93	6.06	16	0.72	(d)	1.26	(d)	1.21	(d)	189
9.96	6.42	10	0.32	(d)	0.96	(d)	1.66	(d)	189
9.93	6.02	10	0.82	(d)	1.46	(d)	1.16	(d)	189
9.95	6.26	323	0.46	(d)	1.07	(d)	1.08	(d)	189
9.92	5.86	10	0.97	(d)	1.61	(d)	1.01	(d)	189
9.96	6.42	47,589	0.30	(d)	0.94	(d)	1.69	(d)	189

9.90	(1.49)	10	0.74	(d)	3.01	(d)	0.94	(d)	204
9.91	(1.39)	10	0.34	(d)	2.61	(d)	1.34	(d)	204
9.90	(1.49)	10	0.84	(d)	3.11	(d)	0.84	(d)	204
9.91	(1.39)	10	0.48	(d)	2.75	(d)	1.19	(d)	204
9.90	(1.49)	10	0.98	(d)	3.25	(d)	0.69	(d)	204
9.91	3.65	53,671	0.31		0.76		1.79		204
10.07	2.61	53,619	0.30		0.30		1.46		207

10.00	—	61,964	0.32	(d)	0.32	(d)	1.82	(d)	48

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From Investment operations			Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$10.61	$0.06	$0.24	$0.30	$(0.12)	$(0.13)	$(0.25)
2018 - Institutional	10.65	0.10	0.21	0.31	(0.19)	(0.13)	(0.32)
2018 - Service	10.62	0.07	0.21	0.28	(0.14)	(0.13)	(0.27)
2018 - Investor(e)	10.64	0.09	0.22	0.31	(0.19)	(0.13)	(0.32)
2018 - R	10.61	0.07	0.20	0.27	(0.12)	(0.13)	(0.25)
2018 - R6	10.65	0.09	0.22	0.31	(0.19)	(0.13)	(0.32)

FOR THE PERIOD NOVEMBER 1, 2016 – AUGUST 31,*
2017 - A	9.82	0.12	0.75	0.87	(0.08)	—	(0.08)
2017 - Institutional	9.83	0.14	0.76	0.90	(0.08)	—	(0.08)
2017 - Service	9.82	0.10	0.76	0.86	(0.06)	—	(0.06)
2017 - Investor(e)	9.83	0.12	0.76	0.88	(0.07)	—	(0.07)
2017 - R	9.82	0.09	0.76	0.85	(0.06)	—	(0.06)
2017 - R6	9.83	0.14	0.76	0.90	(0.08)	—	(0.08)

FOR THE PERIOD ENDED OCTOBER 31,
2016 - A (Commenced August 29, 2014)	10.00	0.02	(0.20)	(0.18)	—	—	—
2016 - Institutional (Commenced August 29, 2014)	10.00	0.03	(0.20)	(0.17)	—	—	—
2016 - Service (Commenced August 29, 2014)	10.00	0.02	(0.20)	(0.18)	—	—	—
2016 - Investor(e) (Commenced August 29, 2014)	10.00	0.02	(0.19)	(0.17)	—	—	—
2016 - R (Commenced August 29, 2014)	10.00	0.01	(0.19)	(0.18)	—	—	—
2016 - R6 (Commenced August 29, 2014)	10.00	0.03	(0.20)	(0.17)	—	—	—

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.
(e)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(f)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets(c)(f)	Ratio of total expenses to average net assets(c)(f)	Ratio of net investment income to average net assets(c)(f)	Portfolio turnover rate(d)

$10.66	2.82%	$140	0.70%	2.60%	1.16%	94%
10.64	2.90	10,996	0.30	2.22	1.88	94
10.63	2.61	11	0.79	2.70	1.39	94
10.63	2.88	368	0.44	2.34	1.71	94
10.63	2.56	11	0.94	2.85	1.24	94
10.64	2.93	111	0.30	2.18	1.75	94

10.61	8.77	75	0.71	4.54	1.39	167
10.65	9.22	10,687	0.32	3.92	1.69	167
10.62	8.83	11	0.81	4.40	1.20	167
10.64	9.06	35	0.46	5.20	1.37	167
10.61	8.67	11	0.95	4.54	1.06	167
10.65	9.22	11	0.31	3.95	1.69	167

9.82	(1.70)	10	0.75	4.23	1.01	33
9.83	(1.70)	9,783	0.34	3.85	1.42	33
9.82	(1.80)	10	0.84	4.32	0.91	33
9.83	(1.70)	10	0.49	3.97	1.27	33
9.82	(1.80)	10	0.99	4.47	0.77	33
9.83	(1.70)	10	0.33	3.92	1.43	33

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From Investment operations			Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$10.22	$0.06	$0.32	$0.38	$(0.14)	$(1.07)	$(1.21)
2018 - Institutional	10.26	0.09	0.31	0.40	(0.17)	(1.07)	(1.24)
2018 - Service	10.23	0.07	0.30	0.37	(0.13)	(1.07)	(1.20)
2018 - Investor(e)	10.25	0.08	0.31	0.39	(0.17)	(1.07)	(1.24)
2018 - R	10.22	0.06	0.30	0.36	(0.12)	(1.07)	(1.19)
2018 - R6	10.26	0.09	0.31	0.40	(0.17)	(1.07)	(1.24)

FOR THE PERIOD NOVEMBER 1 , 2016 – AUGUST 31,*
2017 - A	9.74	0.08	0.90	0.98	(0.18)	(0.32)	(0.50)
2017 - Institutional	9.75	0.14	0.88	1.02	(0.19)	(0.32)	(0.51)
2017 - Service	9.74	0.10	0.88	0.98	(0.17)	(0.32)	(0.49)
2017 - Investor(e)	9.75	0.11	0.90	1.01	(0.19)	(0.32)	(0.51)
2017 - R	9.74	0.09	0.88	0.97	(0.17)	(0.32)	(0.49)
2017 - R6	9.75	0.14	0.88	1.02	(0.19)	(0.32)	(0.51)

FOR THE FISCAL YEARS ENDED OCTOBER 31,
2016 - A (Commenced August 22, 2016)	9.93	0.02	(0.21)	(0.19)	—	—	—
2016 - Institutional (Commenced August 22, 2016)	9.93	0.03	(0.21)	(0.18)	—	—	—
2016 - Service (Commenced August 22, 2016)	9.93	0.02	(0.21)	(0.19)	—	—	—
2016 - Investor(e) (Commenced August 22, 2016)	9.93	0.02	(0.20)	(0.18)	—	—	—
2016 - R (Commenced August 22, 2016)	9.93	0.02	(0.21)	(0.19)	—	—	—
2016 - R6	9.97	0.19	0.11	0.30	(0.17)	(0.35)	(0.52)
2015 - R6	9.99	0.15	0.12	0.27	(0.09)	(0.20)	(0.29)

FOR THE PERIOD ENDED OCTOBER 31,
2014 - R6 (Commenced August 29, 2014)	10.00	0.03	(0.04)	(0.01)	—	—	—

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2030 Portfolio’s predecessor was the Madison Target Retirement 2030 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.
(d)	Annualized.
(e)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(f)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets(f)		Ratio of total expenses to average net assets(f)		Ratio of net investment income to average net assets(f)		Portfolio turnover rate(c)

$9.39	3.72%	$320	0.70	%(d)	1.08	%(d)	1.21	%(d)	89%
9.42	3.97	11	0.29	(d)	0.67	(d)	1.86	(d)	89
9.40	3.62	11	0.78	(d)	1.17	(d)	1.36	(d)	89
9.40	3.85	1,451	0.45	(d)	0.84	(d)	1.70	(d)	89
9.39	3.61	26	0.96	(d)	1.34	(d)	1.18	(d)	89
9.42	3.98	77,174	0.30	(d)	0.69	(d)	1.85	(d)	89

10.22	10.47	205	0.72	(d)	0.99	(d)	0.99	(d)	143
10.26	10.87	11	0.31	(d)	0.75	(d)	1.69	(d)	143
10.23	10.47	11	0.82	(d)	1.26	(d)	1.19	(d)	143
10.25	10.71	625	0.46	(d)	0.82	(d)	1.30	(d)	143
10.22	10.30	23	0.97	(d)	1.28	(d)	1.04	(d)	143
10.26	10.88	75,061	0.30	(d)	0.76	(d)	1.72	(d)	143

9.74	(1.91)	10	0.74	(d)	2.33	(d)	1.01	(d)	176
9.75	(1.81)	10	0.34	(d)	1.93	(d)	1.41	(d)	176
9.74	(1.91)	10	0.83	(d)	2.43	(d)	0.92	(d)	176
9.75	(1.81)	10	0.48	(d)	2.08	(d)	1.27	(d)	176
9.74	(1.91)	10	0.98	(d)	2.57	(d)	0.77	(d)	176
9.75	3.23	74,224	0.31		0.62		1.91		176
9.97	2.76	79,007	0.30		0.30		1.49		156

9.99	(0.10)	82,852	0.32	(d)	0.32	(d)	1.87	(d)	44

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From Investment operations			Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$10.85	$0.07	$0.38	$0.45	$(0.14)	$(0.17)	$(0.31)
2018 - Institutional	10.87	0.10	0.39	0.49	(0.19)	(0.17)	(0.36)
2018 - Service	10.84	0.07	0.38	0.45	(0.13)	(0.17)	(0.30)
2018 - Investor(e)	10.86	0.09	0.38	0.47	(0.18)	(0.17)	(0.35)
2018 - R	10.83	0.07	0.38	0.45	(0.12)	(0.17)	(0.29)
2018 - R6	10.87	0.08	0.41	0.49	(0.19)	(0.17)	(0.36)

FOR THE PERIOD NOVEMBER 1, 2016 – AUGUST 31,*
2017 - A	9.81	0.10	1.01	1.11	(0.07)	—	(0.07)
2017 - Institutional	9.81	0.15	1.00	1.15	(0.09)	—	(0.09)
2017 - Service	9.80	0.10	1.01	1.11	(0.07)	—	(0.07)
2017 - Investor(e)	9.81	0.08	1.05	1.13	(0.08)	—	(0.08)
2017 - R	9.80	0.09	1.00	1.09	(0.06)	—	(0.06)
2017 - R6	9.81	0.14	1.01	1.15	(0.09)	—	(0.09)

FOR THE FISCAL YEARS ENDED OCTOBER 31,
2016 - A (Commenced August 22, 2016)	10.00	0.02	(0.21)	(0.19)	—	—	—
2016 - Institutional (Commenced August 22, 2016)	10.00	0.03	(0.22)	(0.19)	—	—	—
2016 - Service (Commenced August 22, 2016)	10.00	0.02	(0.22)	(0.20)	—	—	—
2016 - Investor(e) (Commenced August 22, 2016)	10.00	0.02	(0.21)	(0.19)	—	—	—
2016 - R (Commenced August 22, 2016)	10.00	0.02	(0.22)	(0.20)	—	—	—
2016 - R6 (Commenced August 22, 2016)	10.00	0.03	(0.22)	(0.19)	—	—	—

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.
(e)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(f)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets(c)(f)	Ratio of total expenses to average net assets(c)(f)	Ratio of net investment income to average net assets(c)(f)	Portfolio turnover rate(d)

$10.99	4.22%	$41	0.69%	2.47%	1.25%	78%
11.00	4.50	11,402	0.30	2.11	1.85	78
10.99	4.22	11	0.80	2.59	1.35	78
10.98	4.39	792	0.44	2.23	1.72	78
10.99	4.17	11	0.96	2.75	1.19	78
11.00	4.53	185	0.30	2.04	1.53	78

10.85	11.39	29	0.71	4.28	1.11	137
10.87	11.75	10,911	0.32	3.86	1.69	137
10.84	11.36	11	0.81	4.34	1.20	137
10.86	11.59	152	0.45	7.23	0.89	137
10.83	11.20	11	0.98	4.50	1.04	137
10.87	11.75	35	0.30	4.22	1.64	137

9.81	(1.90)	10	0.75	4.23	1.03	29
9.81	(1.90)	9,765	0.34	3.85	1.44	29
9.80	(2.00)	10	0.84	4.33	0.94	29
9.81	(1.90)	10	0.49	3.97	1.29	29
9.80	(2.00)	10	0.99	4.47	0.79	29
9.81	(1.90)	10	0.32	3.93	1.46	29

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From Investment operations			Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$10.09	$0.07	$0.40	$0.47	$(0.14)	$(1.23)	$(1.37)
2018 - Institutional	10.12	0.09	0.40	0.49	(0.17)	(1.23)	(1.40)
2018 - Service	10.08	0.07	0.40	0.47	(0.12)	(1.23)	(1.35)
2018 - Investor(e)	10.11	0.08	0.41	0.49	(0.17)	(1.23)	(1.40)
2018 - R	10.07	0.06	0.40	0.46	(0.12)	(1.23)	(1.35)
2018 - R6	10.12	0.09	0.41	0.50	(0.17)	(1.23)	(1.40)

FOR THE PERIOD NOVEMBER 1, 2016 – AUGUST 31,*
2017 - A	9.58	0.10	1.03	1.13	(0.19)	(0.43)	(0.62)
2017 - Institutional	9.58	0.14	1.03	1.17	(0.20)	(0.43)	(0.63)
2017 - Service	9.58	0.10	1.01	1.11	(0.18)	(0.43)	(0.61)
2017 - Investor(e)	9.58	0.09	1.06	1.15	(0.19)	(0.43)	(0.62)
2017 - R	9.57	0.09	1.02	1.11	(0.18)	(0.43)	(0.61)
2017 - R6	9.59	0.14	1.02	1.16	(0.20)	(0.43)	(0.63)

FOR THE FISCAL YEARS ENDED OCTOBER 31,
2016 - A (Commenced August 22, 2016)	9.77	0.02	(0.21)	(0.19)	—	—	—
2016 - Institutional (Commenced August 22, 2016)	9.77	0.03	(0.22)	(0.19)	—	—	—
2016 - Service (Commenced August 22, 2016)	9.77	0.02	(0.21)	(0.19)	—	—	—
2016 - Investor(e) (Commenced August 22, 2016)	9.77	0.02	(0.21)	(0.19)	—	—	—
2016 - R (Commenced August 22, 2016)	9.77	0.01	(0.21)	(0.20)	—	—	—
2016 - R6	9.90	0.19	0.11	0.30	(0.17)	(0.44)	(0.61)
2015 - R6	9.98	0.15	0.13	0.28	(0.10)	(0.26)	(0.36)

FOR THE PERIOD ENDED OCTOBER 31,
2014 - R6 (Commenced August 29, 2014)	10.00	0.03	(0.05)	(0.02)	—	—	—

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2040 Portfolio’s predecessor was the Madison Target Retirement 2040 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.
(d)	Annualized.
(e)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(f)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets(f)		Ratio of total expenses to average net assets(f)		Ratio of net investment income to average net assets(f)		Portfolio turnover rate(c)

$9.19	4.81%	$27	0.71	%(d)	1.28	%(d)	1.37	%(d)	83%
9.21	4.95	12	0.29	(d)	0.89	(d)	1.83	(d)	83
9.20	4.83	12	0.79	(d)	1.39	(d)	1.33	(d)	83
9.20	4.92	584	0.45	(d)	1.04	(d)	1.68	(d)	83
9.18	4.72	30	0.96	(d)	1.54	(d)	1.14	(d)	83
9.22	5.06	50,007	0.30	(d)	0.90	(d)	1.81	(d)	83

10.09	12.37	13	0.73	(d)	1.41	(d)	1.27	(d)	142
10.12	12.85	11	0.32	(d)	0.98	(d)	1.70	(d)	142
10.08	12.21	11	0.82	(d)	1.48	(d)	1.20	(d)	142
10.11	12.68	130	0.46	(d)	0.98	(d)	1.11	(d)	142
10.07	12.16	24	0.97	(d)	1.42	(d)	1.05	(d)	142
10.12	12.73	48,905	0.30	(d)	0.98	(d)	1.73	(d)	142

9.58	(1.94)	13	0.74	(d)	3.23	(d)	0.98	(d)	174
9.58	(1.94)	10	0.34	(d)	2.82	(d)	1.41	(d)	174
9.58	(1.94)	10	0.83	(d)	3.31	(d)	0.92	(d)	174
9.58	(1.94)	10	0.48	(d)	2.96	(d)	1.27	(d)	174
9.57	(2.05)	10	0.98	(d)	3.46	(d)	0.77	(d)	174
9.59	3.33	47,340	0.31		0.80		1.97		174
9.90	2.86	50,029	0.30		0.30		1.50		160

9.98	(0.20)	58,903	0.32	(d)	0.32	(d)	1.84	(d)	46

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From Investment operations			Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$11.01	$0.08	$0.51	$0.59	$(0.16)	$(0.22)	$(0.38)
2018 - Institutional	11.04	0.10	0.51	0.61	(0.19)	(0.22)	(0.41)
2018 - Service	11.00	0.07	0.52	0.59	(0.14)	(0.22)	(0.36)
2018 - Investor(e)	11.03	0.10	0.50	0.60	(0.18)	(0.22)	(0.40)
2018 - R	10.99	0.07	0.50	0.57	(0.13)	(0.22)	(0.35)
2018 - R6	11.04	0.09	0.52	0.61	(0.19)	(0.22)	(0.41)

FOR THE PERIOD NOVEMBER 1, 2016 – AUGUST 31,*
2017 - A	9.80	0.08	1.20	1.28	(0.07)	—	(0.07)
2017 - Institutional	9.81	0.15	1.17	1.32	(0.09)	—	(0.09)
2017 - Service	9.80	0.10	1.17	1.27	(0.07)	—	(0.07)
2017 - Investor(e)	9.80	0.10	1.21	1.31	(0.08)	—	(0.08)
2017 - R	9.79	0.09	1.17	1.26	(0.06)	—	(0.06)
2017 - R6	9.81	0.15	1.17	1.32	(0.09)	—	(0.09)

FOR THE PERIOD ENDED OCTOBER 31,
2016 - A (Commenced August 22, 2016)	10.00	0.02	(0.22)	(0.20)	—	—	—
2016 - Institutional (Commenced August 22, 2016)	10.00	0.03	(0.22)	(0.19)	—	—	—
2016 - Service (Commenced August 22, 2016)	10.00	0.02	(0.22)	(0.20)	—	—	—
2016 - Investor(e) (Commenced August 22, 2016)	10.00	0.02	(0.22)	(0.20)	—	—	—
2016 - R (Commenced August 22, 2016)	10.00	0.01	(0.22)	(0.21)	—	—	—
2016 - R6 (Commenced August 22, 2016)	10.00	0.03	(0.22)	(0.19)	—	—	—

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.
(e)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(f)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets(c)(f)		Ratio of total expenses to average net assets(c)(f)	Ratio of net investment income to average net assets(c)(f)	Portfolio turnover rate(d)

$11.22	5.45%	$95	0.69%		2.48%	1.42%	81%
11.24	5.55	11,698	0.30		2.09	1.82	81
11.23	5.36	12	0.80		2.57	1.32	81
11.23	5.53	535	0.44	(f)	2.22	1.72	81
11.21	5.26	35	0.94		2.72	1.16	81
11.24	5.58	124	0.29		2.02	1.59	81

11.01	13.17	84	0.71		5.43	0.90	143
11.04	13.52	11,077	0.32		3.82	1.69	143
11.00	13.03	11	0.81		4.30	1.20	143
11.03	13.48	97	0.46		6.16	1.13	143
10.99	12.98	29	0.95		4.63	1.07	143
11.04	13.64	14	0.31		4.00	1.68	143

9.80	(2.00)	10	0.75		4.23	1.02	29
9.81	(1.90)	9,756	0.34		3.85	1.43	29
9.80	(2.00)	10	0.84		4.33	0.93	29
9.80	(2.00)	10	0.49		3.97	1.28	29
9.79	(2.10)	10	0.99		4.48	0.78	29
9.81	(2.00)	10	0.32		3.93	1.45	29

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From Investment operations			Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$10.54	$0.07	$0.55	$0.62	$(0.16)	$(0.67)	$(0.83)
2018 - Institutional	10.56	0.10	0.55	0.65	(0.18)	(0.67)	(0.85)
2018 - Service	10.53	0.07	0.54	0.61	(0.13)	(0.67)	(0.80)
2018 - Investor(e)	10.55	0.09	0.54	0.63	(0.17)	(0.67)	(0.84)
2018 - R	10.52	0.06	0.54	0.60	(0.11)	(0.67)	(0.78)
2018 - R6	10.56	0.10	0.55	0.65	(0.18)	(0.67)	(0.85)

FOR THE PERIOD NOVEMBER 1, 2016 – AUGUST 31,*
2017 - A	9.80	0.12	1.21	1.33	(0.19)	(0.40)	(0.59)
2017 - Institutional	9.80	0.14	1.22	1.36	(0.20)	(0.40)	(0.60)
2017 - Service	9.79	0.10	1.22	1.32	(0.18)	(0.40)	(0.58)
2017 - Investor(e)	9.80	0.11	1.24	1.35	(0.20)	(0.40)	(0.60)
2017 - R	9.79	0.09	1.22	1.31	(0.18)	(0.40)	(0.58)
2017 - R6	9.80	0.14	1.22	1.36	(0.20)	(0.40)	(0.60)

FOR THE FISCAL YEARS ENDED OCTOBER 31,
2016 - A (Commenced August 22, 2016)	10.00	0.02	(0.22)	(0.20)	—	—	—
2016 - Institutional (Commenced August 22, 2016)	10.00	0.03	(0.23)	(0.20)	—	—	—
2016 - Service (Commenced August 22, 2016)	10.00	0.02	(0.23)	(0.21)	—	—	—
2016 - Investor(e) (Commenced August 22, 2016)	10.00	0.02	(0.22)	(0.20)	—	—	—
2016 - R (Commenced August 22, 2016)	10.00	0.02	(0.23)	(0.21)	—	—	—
2016 - R6	9.95	0.20	0.11	0.31	(0.16)	(0.30)	(0.46)
2015 - R6	9.98	0.15	0.13	0.28	(0.10)	(0.21)	(0.31)
FOR THE PERIOD ENDED OCTOBER 31,
2014 - R6 (Commenced August 29, 2014)	10.00	0.03	(0.05)	(0.02)	—	—	—

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2050 Portfolio’s predecessor was the Madison Target Retirement 2050 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.
(d)	Annualized.
(e)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(f)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets(f)		Ratio of total expenses to average net assets(f)		Ratio of net investment income to average net assets(f)		Portfolio turnover rate(c)

$10.33	5.97%	$127	0.70	%(d)	1.63	%(d)	1.30	%(d)	84%
10.36	6.20	12	0.31	(d)	1.31	(d)	1.79	(d)	84
10.34	5.85	12	0.80	(d)	1.80	(d)	1.29	(d)	84
10.34	6.09	841	0.45	(d)	1.43	(d)	1.74	(d)	84
10.34	5.80	12	0.96	(d)	1.96	(d)	1.14	(d)	84
10.36	6.21	29,746	0.30	(d)	1.30	(d)	1.79	(d)	84

10.54	14.21	49	0.71	(d)	1.34	(d)	1.38	(d)	139
10.56	14.58	11	0.32	(d)	1.63	(d)	1.71	(d)	139
10.53	14.18	11	0.82	(d)	2.13	(d)	1.21	(d)	139
10.55	14.42	156	0.47	(d)	1.45	(d)	1.31	(d)	139
10.52	14.02	11	0.98	(d)	2.29	(d)	1.05	(d)	139
10.56	14.59	26,154	0.30	(d)	1.58	(d)	1.71	(d)	139

9.80	(2.00)	10	0.74	(d)	6.30	(d)	1.04	(d)	191
9.80	(2.00)	10	0.34	(d)	5.90	(d)	1.44	(d)	191
9.79	(2.10)	10	0.83	(d)	6.40	(d)	0.95	(d)	191
9.80	(2.00)	10	0.48	(d)	6.04	(d)	1.30	(d)	191
9.79	(2.10)	10	0.98	(d)	6.54	(d)	0.80	(d)	191
9.80	3.37	21,657	0.31		1.45		2.07		191
9.95	2.87	20,482	0.30		0.30		1.51		204

9.98	(0.20)	21,266	0.32	(d)	0.32	(d)	1.72	(d)	52

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		From Investment operations			Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2018 - A	$11.16	$0.08	$0.65	$0.73	$(0.16)	$(0.28)	$(0.44)
2018 - Institutional	11.20	0.10	0.65	0.75	(0.19)	(0.28)	(0.47)
2018 - Service	11.16	0.07	0.66	0.73	(0.14)	(0.28)	(0.42)
2018 - Investor(e)	11.19	0.10	0.65	0.75	(0.19)	(0.28)	(0.47)
2018 - R	11.15	0.05	0.66	0.71	(0.15)	(0.28)	(0.43)
2018 - R6	11.20	0.09	0.66	0.75	(0.19)	(0.28)	(0.47)

FOR THE PERIOD NOVEMBER 1, 2016 – AUGUST 31,*
2017 - A	9.79	0.09	1.36	1.45	(0.08)	—	(0.08)
2017 - Institutional	9.80	0.15	1.34	1.49	(0.09)	—	(0.09)
2017 - Service	9.79	0.11	1.33	1.44	(0.07)	—	(0.07)
2017 - Investor(e)	9.79	0.07	1.42	1.49	(0.09)	—	(0.09)
2017 - R	9.79	0.09	1.34	1.43	(0.07)	—	(0.07)
2017 - R6	9.80	0.15	1.34	1.49	(0.09)	—	(0.09)

FOR THE FISCAL YEARS ENDED OCTOBER 31,
2016 - A (Commenced August 29, 2014)	10.00	0.02	(0.23)	(0.21)	—	—	—
2016 - Institutional (Commenced August 29, 2014)	10.00	0.03	(0.23)	(0.20)	—	—	—
2016 - Service (Commenced August 29, 2014)	10.00	0.02	(0.23)	(0.21)	—	—	—
2016 - Investor(e) (Commenced August 29, 2014)	10.00	0.02	(0.23)	(0.21)	—	—	—
2016 - R (Commenced August 29, 2014)	10.00	0.01	(0.22)	(0.21)	—	—	—
2016 - R6 (Commenced August 29, 2014)	10.00	0.03	(0.23)	(0.20)	—	—	—

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.
(e)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(f)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Net asset value, end of period	Total return (b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets(c)(f)	Ratio of total expenses to average net assets(c)(f)	Ratio of net investment income to average net assets(c)(f)	Portfolio turnover rate(d)

$11.45	6.55%	$99	0.70%	2.47%	1.39%	92%
11.48	6.73	12,005	0.30	2.08	1.79	92
11.47	6.55	12	0.79	2.56	1.29	92
11.47	6.72	359	0.44	2.20	1.66	92
11.43	6.46	34	0.94	2.69	0.93	92
11.48	6.76	80	0.29	2.04	1.64	92

11.16	14.90	87	0.71	4.43	1.01	182
11.20	15.32	11,242	0.32	3.78	1.70	182
11.16	14.83	11	0.81	4.26	1.20	182
11.19	15.16	101	0.46	6.85	0.77	182
11.15	14.66	11	0.97	4.42	1.05	182
11.20	15.32	27	0.29	3.99	1.68	182

9.79	(2.10)	10	0.75	4.23	1.02	34
9.80	(2.00)	9,748	0.34	3.85	1.43	34
9.79	(2.10)	10	0.84	4.33	0.92	34
9.79	(2.00)	10	0.49	3.97	1.28	34
9.79	(2.10)	10	0.99	4.48	0.77	34
9.80	(2.00)	10	0.32	3.92	1.45	34

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements

February 28, 2018 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act:

Portfolio	Share Classes Offered	Diversified/ Non-diversified
All Portfolios	A, Institutional, Service, Investor*, R, R6	Diversified

*	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Institutional, Service, Investor, Class R and Class R6 Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Portfolios pursuant to a management agreement (the “Agreement”) with the Trust. Madison Asset Management, LLC, (the “Sub-Adviser”) serves as the subadviser to the Portfolios.

GSAM compensates the Sub-Adviser directly in accordance with the terms of the Sub-Advisory Agreement. The Portfolios are not charged any separate or additional investment advisory fees by the Sub-Adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Portfolios’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Portfolios may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), and non-class specific expenses of each Portfolio are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Portfolio are charged to that Portfolio, while such expenses incurred by the Trust are allocated across the applicable Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds (“Underlying Funds”). Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

D.  Offering Costs — Offering costs paid in connection with the offering of shares of Target Date 2025, Target Date 2035, Target Date 2045 and Target Date 2055 were amortized on a straight-line basis over 12 months from the date of commencement of operations.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

E.  Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Portfolio is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Portfolios’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolios’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds — Underlying Funds include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolios’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C.  Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of February 28, 2018:

TARGET DATE 2020 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$46,143,710	$—	$—
Investment Company	508,521	—	—
Total	$46,652,231	$—	$—

TARGET DATE 2025 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$11,337,607	$—	$—
Investment Company	139,695	—	—
Total	$11,477,302	$—	$—

TARGET DATE 2030 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$76,773,550	$—	$—
Investment Company	805,000	—	—
Total	$77,578,550	$—	$—

GOLDMAN SACHS TARGET DATE PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

TARGET DATE 2035 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$12,117,938	$—	$—
Investment Company	150,485	—	—
Total	$12,268,423	$—	$—

TARGET DATE 2040 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$49,303,150	$—	$—
Investment Company	532,728	—	—
Total	$49,835,878	$—	$—

TARGET DATE 2045 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$12,172,687	$—	$—
Investment Company	155,607	—	—
Total	$12,328,294	$—	$—

TARGET DATE 2050 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$29,973,658	$—	$—
Investment Company	329,162	—	—
Total	$30,302,820	$—	$—

TARGET DATE 2055 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$12,257,914	$—	$—
Investment Company	149,465	—	—
Total	$12,407,379	$—	$—

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Portfolio’s average daily net assets.

For the six months ended February 28, 2018, contractual and effective net management fees with GSAM were at the following rates:

Contractual Management Rate			Contractual Management Fee Annual Rate
First $2 billion	Next $3 billion	Over $5 billion
0.25%	0.23%	0.21%	0.25%

The Portfolios invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Portfolios in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Portfolios invest. For the six months ended February 28, 2018, the management fee waived by GSAM for each Portfolio was as follows:

Fund	Management Fee Waived
Target Date 2020	$338
Target Date 2025	67
Target Date 2030	683
Target Date 2035	105
Target Date 2040	457
Target Date 2045	104
Target Date 2050	303
Target Date 2055	100

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Portfolio, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Portfolios, as applicable, as set forth below.

The Trust, on behalf of Services Shares of each applicable Portfolio, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal account maintenance to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the

GOLDMAN SACHS TARGET DATE PORTFOLIOS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

service organizations equal to an annual percentage rate of the average daily net assets attributable to the Service Shares of the Portfolios, as set forth below.

	Distribution and Service Plan Rates
	Class A*	Class R*	Service
Distribution and/or Service Plan	0.25%	0.50%	0.25%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge. For the six months ended February 28, 2018, Goldman Sachs did not retain any of the Class A Shares’ front end sales charge.

D.  Shareholder Administration Plan — The Trust, on behalf of the Portfolios, has adopted a Shareholder Administration Plan to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of shareholder administration services to their customers who are beneficial owners of such shares. The Shareholder Administration Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Service Shares of the Portfolios.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.18% of the average daily net assets of Class A, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 Shares; and 0.04% of the average daily net assets of Institutional and Service Shares. Prior to October 8, 2017 the annual rates were as follows: 0.19% of the average daily net assets of Class A, Investor and Class R Shares and 0.02% of the average daily net assets of Class R6 Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 Shares of each Portfolio through at least December 29, 2018, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expenses” of the Portfolios (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Target Date 2020, Target Date 2030, Target Date 2040 and Target Date 2050 are each 0.024%, and Target Date 2025, Target Date 2035, Target Date 2045 and Target Date 2055 are each 0.014%. These Other Expense limitations will remain in place through at least December 29, 2018, and prior to such date, GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Portfolios have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Portfolios’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended February 28, 2018, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Portfolio	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions
Target Date 2020	$338	$150,509	$150,847
Target Date 2025	67	108,715	108,782
Target Date 2030	683	149,822	150,505

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Portfolio	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions
Target Date 2035	$105	$108,557	$108,662
Target Date 2040	457	149,601	150,058
Target Date 2045	104	108,191	108,295
Target Date 2050	303	142,207	142,510
Target Date 2055	100	108,543	108,643

G.  Line of Credit Facility — As of February 28, 2018, the Portfolios participated in a $1,100,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2018, the Portfolios did not have any borrowings under the facility.

H.  Other Transactions with Affiliates — For the six months ended February 28, 2018, Goldman Sachs did not earn any brokerage commissions from portfolio transactions, on behalf of the Portfolios.

The table below provides information about the Portfolios’ investments in the Goldman Sachs Financial Square Government Fund for the six months ended February 28, 2018:

Portfolio	Beginning Value as of August 31, 2017	Purchases at Cost	Proceeds from Sales February 28, 2018	Net Realized Gain (Loss) on Sales of Affiliated Investment Companies	Net Change in Unrealized Appreciation/ Depreciation	Ending Value as of February 28, 2018	Shares as of February 28, 2018	Dividend Income from Affiliated Investment Companies
Target Date 2020	$1,542,601	$2,185,030	$3,219,110	$—	$—	$508,521	508,521	$2,096
Target Date 2025	381,305	835,823	1,077,433	—	—	139,695	139,695	394
Target Date 2030	1,170,153	4,409,356	4,774,509	—	—	805,000	805,000	4,201
Target Date 2035	333,517	844,286	1,027,318	—	—	150,485	150,485	632
Target Date 2040	882,582	2,264,874	2,614,728	—	—	532,728	532,728	2,815
Target Date 2045	336,673	582,590	763,656	—	—	155,607	155,607	627
Target Date 2050	791,555	2,268,503	2,730,896	—	—	329,162	329,162	1,980
Target Date 2055	342,191	420,752	613,478	—	—	149,465	149,465	603

GOLDMAN SACHS TARGET DATE PORTFOLIOS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of February 28, 2018, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Portfolios:

Portfolio	Class A	Institutional	Service	Class R	Class R6
Target Date 2020	62%	100%	100%	100%	—%
Target Date 2025	8	100	100	100	10
Target Date 2030	—	100	100	43	—
Target Date 2035	27	100	100	99	6
Target Date 2040	42	100	100	38	—
Target Date 2045	12	100	100	33	9
Target Date 2050	9	100	100	100	—
Target Date 2055	12	100	100	35	15

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2018, were:

Portfolio	Purchases	Sales and Maturities
Target Date 2020	$55,246,376	$55,297,312
Target Date 2025	11,231,497	10,509,240
Target Date 2030	69,732,236	67,721,449
Target Date 2035	10,154,906	9,154,660
Target Date 2040	41,164,742	41,128,220
Target Date 2045	10,435,286	9,668,197
Target Date 2050	26,723,196	23,546,971
Target Date 2055	11,642,822	11,094,862

6. TAX INFORMATION

As of the Portfolios’ most recent fiscal year end, August 31, 2017, there were no capital loss carryforwards nor timing differences on a tax basis.

As of February 28, 2018, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Target Date 2020	Target Date 2025	Target Date 2030	Target Date 2035	Target Date 2040	Target Date 2045	Target Date 2050	Target Date 2055
Tax Cost	$45,556,960	$10,988,617	$71,286,269	$11,359,255	$44,972,070	$11,240,802	$26,801,931	$11,083,717
Gross unrealized gain	2,103,049	686,972	7,584,218	1,056,919	5,754,805	1,218,424	3,874,076	1,437,356
Gross unrealized loss	(1,007,778)	(198,287)	(1,291,937)	(147,751)	(890,997)	(130,932)	(373,187)	(113,694)
Net unrealized gains (losses)	$1,095,271	$488,685	$6,292,281	$909,168	$4,863,808	$1,087,492	$3,500,889	$1,323,662

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

6. TAX INFORMATION (continued)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales.

GSAM has reviewed the Portfolios’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

7. OTHER RISKS

The Portfolios’ risks include, but are not limited to, the following:

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Portfolio or an Underlying Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolio or an Underlying Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

The Portfolios may be indirectly exposed to the following risks through their investments in the Underlying Funds. For more information regarding the risks of an Underlying Fund, please see the Underlying Fund’s shareholder report.

Liquidity Risk — A Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios have unsettled or open transactions defaults.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

9. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Target Date 2020 Portfolio

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Period November 1, 2016 – August 31, 2017(a)		For the Fiscal Year Ended October 31, 2016

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares(b)
Shares sold	75	$701	571	$5,508	996	$10,010
Reinvestment of distributions	146	1,373	57	540	—	—
Shares redeemed	(1)	(10)	—	—	(1)	(11)
	220	2,064	628	6,048	995	9,999
Institutional Shares(b)
Shares sold	1	5	1	5	996	10,010
Reinvestment of distributions	97	919	59	555	—	—
Shares redeemed	(1)	(5)	(1)	(5)	(1)	(10)
	97	919	59	555	995	10,000
Service Shares(b)
Shares sold	—	—	—	—	996	10,010
Reinvestment of distributions	92	866	57	537	—	—
Shares redeemed	—	—	—	—	(1)	(11)
	92	866	57	537	995	9,999
Investor Shares(b)(c)
Shares sold	71,588	712,688	31,422	311,469	996	10,010
Reinvestment of distributions	7,699	72,509	58	550	—	—
Shares redeemed	(17,209)	(172,623)	(1)	(10)	(1)	(11)
	62,078	612,574	31,479	312,009	995	9,999
Class R Shares(b)
Shares sold	—	—	—	—	996	10,010
Reinvestment of distributions	91	851	56	532	—	—
Shares redeemed	—	—	—	—	(1)	(11)
	91	851	56	532	995	9,999
Class R6 Shares
Shares sold	121,879	1,180,313	148,501	1,423,485	556,157	5,395,539
Reinvestment of distributions	431,304	4,069,370	319,101	3,028,160	282,195	2,663,920
Shares redeemed	(289,739)	(2,819,889)	(1,106,730)	(10,811,544)	(745,292)	(7,300,289)
	263,444	2,429,794	(639,128)	(6,359,899)	93,060	759,170
NET INCREASE (DECREASE)	326,022	$3,047,068	(606,849)	$(6,040,218)	98,035	$809,166

(a)	The Portfolios changed their fiscal year end from October 31 to August 31.
(b)	Commenced operations on August 22, 2016.
(c)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Target Date 2025 Portfolio

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Period November 1, 2016 – August 31, 2017(a)		For the Period Ended October 31, 2016(b)

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	10,491	$112,246	5,992	$60,856	1,001	$10,011
Reinvestment of distributions	73	782	38	375	—	—
Shares redeemed	(4,483)	(48,236)	—	—	(1)	(11)
	6,081	64,792	6,030	61,231	1,000	10,000
Institutional Shares
Shares sold	—	—	1	5	995,001	9,950,011
Reinvestment of distributions	30,021	323,174	8,051	79,700	—	—
Shares redeemed	—	—	(1)	(5)	(1)	(10)
	30,021	323,174	8,051	79,700	995,000	9,950,001
Service Shares
Shares sold	—	—	—	—	1,001	10,011
Reinvestment of distributions	26	272	6	62	—	—
Shares redeemed	—	—	—	—	(1)	(11)
	26	272	6	62	1,000	10,000
Investor Shares(c)
Shares sold	37,077	397,135	2,241	23,671	1,001	10,011
Reinvestment of distributions	940	10,108	8	75	—	—
Shares redeemed	(6,651)	(71,397)	(3)	(25)	(1)	(11)
	31,366	335,846	2,246	23,721	1,000	10,000
Class R Shares
Shares sold	—	—	3	36	1,001	10,011
Reinvestment of distributions	24	256	6	57	—	—
Shares redeemed	—	—	(3)	(36)	(1)	(11)
	24	256	6	57	1,000	10,000
Class R6 Shares
Shares sold	9,471	102,008	1	11	1,001	10,011
Reinvestment of distributions	259	2,790	8	80	—	—
Shares redeemed	(297)	(3,234)	(1)	(10)	(1)	(11)
	9,433	101,564	8	81	1,000	10,000
NET INCREASE	76,951	$825,904	16,347	$164,852	1,000,000	$10,000,001

(a)	The Portfolios changed their fiscal year end from October 31 to August 31.
(b)	Commenced operations on August 22, 2016.
(c)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Target Date 2030 Portfolio

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Period November 1, 2016 – August 31, 2017(a)		For the Fiscal Year Ended October 31, 2016

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares(b)
Shares sold	11,430	$108,321	19,953	$189,739	1,008	$10,010
Reinvestment of distributions	2,629	24,977	65	623	—	—
Shares redeemed	(4)	(41)	(985)	(9,998)	(1)	(11)
	14,055	133,257	19,033	180,364	1,007	9,999
Institutional Shares(b)
Shares sold	—	—	1	5	1,008	10,010
Reinvestment of distributions	141	1,342	54	515	—	—
Shares redeemed	—	—	(1)	(5)	(1)	(10)
	141	1,342	54	515	1,007	10,000
Service Shares(b)
Shares sold	—	—	—	—	1,008	10,010
Reinvestment of distributions	136	1,286	52	498	—	—
Shares redeemed	—	—	—	—	(1)	(11)
	136	1,286	52	498	1,007	9,999
Investor Shares(b)(c)
Shares sold	76,517	784,817	59,937	613,794	1,008	10,010
Reinvestment of distributions	17,435	166,064	53	510	—	—
Shares redeemed	(568)	(5,958)	(9)	(90)	(1)	(11)
	93,384	944,923	59,981	614,214	1,007	9,999
Class R Shares(b)
Shares sold	250	2,503	1,182	11,639	1,008	10,010
Reinvestment of distributions	304	2,878	52	492	—	—
Shares redeemed	(2)	(19)	(2)	(16)	(1)	(11)
	552	5,362	1,232	12,115	1,007	9,999
Class R6 Shares
Shares sold	289,773	2,863,050	276,954	2,713,417	284,587	2,711,235
Reinvestment of distributions	937,533	8,948,381	412,273	3,936,893	422,202	3,930,703
Shares redeemed	(347,357)	(3,646,160)	(988,092)	(9,767,525)	(1,015,250)	(9,983,514)
	879,949	8,165,271	(298,865)	(3,117,215)	(308,461)	(3,341,576)
NET INCREASE (DECREASE)	988,217	$9,251,441	(218,513)	$(2,309,509)	(303,426)	$(3,291,580)

(a)	The Portfolios changed their fiscal year end from October 31 to August 31.
(b)	Commenced operations on August 22, 2016.
(c)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Target Date 2035 Portfolio

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Period November 1, 2016 – August 31, 2017(a)		For the Period Ended October 31, 2016(b)

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	2,132	$24,173	1,645	$16,616	1,001	$10,011
Reinvestment of distributions	77	850	7	71	—	—
Shares redeemed	(1,092)	(12,000)	—	—	(1)	(11)
	1,117	13,023	1,652	16,687	1,000	10,000
Institutional Shares
Shares sold	—	5	—	5	995,001	9,950,011
Reinvestment of distributions	32,776	363,258	8,493	84,675	—	—
Shares redeemed	—	(5)	—	(5)	(1)	(10)
	32,776	363,258	8,493	84,675	995,000	9,950,001
Service Shares
Shares sold	—	—	—	—	1,001	10,011
Reinvestment of distributions	28	311	7	67	—	—
Shares redeemed	—	—	—	—	(1)	(11)
	28	311	7	67	1,000	10,000
Investor Shares(c)
Shares sold	58,538	641,261	12,990	140,121	1,001	10,011
Reinvestment of distributions	2,054	22,720	8	80	—	—
Shares redeemed	(2,492)	(27,476)	(6)	(69)	(1)	(11)
	58,100	636,505	12,992	140,132	1,000	10,000
Class R Shares
Shares sold	—	—	7	67	1,001	10,011
Reinvestment of distributions	27	296	6	62	—	—
Shares redeemed	—	—	—	—	(1)	(11)
	27	296	13	129	1,000	10,000
Class R6 Shares
Shares sold	13,394	150,468	2,209	23,226	1,001	10,011
Reinvestment of distributions	276	3,059	9	85	—	—
Shares redeemed	(71)	(793)	(2)	(16)	(1)	(11)
	13,599	152,734	2,216	23,295	1,000	10,000
NET INCREASE	105,647	$1,166,127	25,373	$264,985	1,000,000	$10,000,001

(a)	The Portfolios changed their fiscal year end from October 31 to August 31.
(b)	Commenced operations on August 22, 2016.
(c)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Target Date 2040 Portfolio

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Period November 1, 2016 – August 31, 2017(a)		For the Fiscal Year Ended October 31, 2016

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares(b)
Shares sold	1,365	$13,287	227	$2,223	1,323	$12,879
Reinvestment of distributions	287	2,658	88	827	—	—
Shares redeemed	(4)	(42)	(319)	(3,121)	(1)	(11)
	1,648	15,903	(4)	(71)	1,322	12,868
Institutional Shares(b)
Shares sold	—	—	1	5	1,025	10,010
Reinvestment of distributions	167	1,557	70	654	—	—
Shares redeemed	—	—	(1)	(5)	(1)	(10)
	167	1,557	70	654	1,024	10,000
Service Shares(b)
Shares sold	—	—	—	—	1,025	10,010
Reinvestment of distributions	162	1,501	68	636	—	—
Shares redeemed	—	—	—	—	(1)	(11)
	162	1,501	68	636	1,024	9,999
Investor Shares(b)(c)
Shares sold	46,036	463,611	11,815	118,889	1,025	10,010
Reinvestment of distributions	7,463	69,327	69	648	—	—
Shares redeemed	(2,906)	(29,995)	(6)	(55)	(1)	(11)
	50,593	502,943	11,878	119,482	1,024	9,999
Class R Shares(b)
Shares sold	529	5,129	1,308	12,647	1,025	10,010
Reinvestment of distributions	385	3,557	67	630	—	—
Shares redeemed	(2)	(22)	(2)	(16)	(1)	(11)
	912	8,664	1,373	13,261	1,024	9,999
Class R6 Shares
Shares sold	141,368	1,391,975	200,436	1,910,717	121,810	1,134,819
Reinvestment of distributions	712,362	6,631,513	337,128	3,156,958	333,125	3,048,096
Shares redeemed	(261,802)	(2,736,466)	(642,379)	(6,279,840)	(572,414)	(5,513,965)
	591,928	5,287,022	(104,815)	(1,212,165)	(117,479)	(1,331,050)
NET INCREASE (DECREASE)	645,410	$5,817,590	(91,430)	$(1,078,203)	(112,061)	$(1,278,185)

(a)	The Portfolios changed their fiscal year end from October 31 to August 31.
(b)	Commenced operations on August 22, 2016.
(c)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Target Date 2045 Portfolio

	For the Six Months Ended February 28, 2018 (Unaudited)		For the period November 1, 2016 – August 31, 2017(a)		For the Period Ended October 31, 2016(b)

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	538	$6,107	6,611	$71,383	1,001	$10,011
Reinvestment of distributions	275	3,096	7	73	—	—
Shares redeemed	(3)	(35)	(1)	(10)	(1)	(11)
	810	9,168	6,617	71,446	1,000	10,000
Institutional Shares
Shares sold	—	—	—	5	995,001	9,950,011
Reinvestment of distributions	36,839	415,824	8,690	87,162	—	—
Shares redeemed	—	—	—	(5)	(1)	(10)
	36,839	415,824	8,690	87,162	995,000	9,950,001
Service Shares
Shares sold	—	—	—	—	1,001	10,011
Reinvestment of distributions	32	363	7	70	—	—
Shares redeemed	—	—	—	—	(1)	(11)
	32	363	7	70	1,000	10,000
Investor Shares(c)
Shares sold	46,922	526,031	14,630	160,250	1,001	10,011
Reinvestment of distributions	1,397	15,748	8	82	—	—
Shares redeemed	(9,470)	(107,052)	(6,852)	(75,444)	(1)	(11)
	38,849	434,727	7,786	84,888	1,000	10,000
Class R Shares
Shares sold	394	4,458	1,645	17,338	1,001	10,011
Reinvestment of distributions	91	1,025	6	65	—	—
Shares redeemed	(2)	(28)	(2)	(23)	(1)	(11)
	483	5,455	1,649	17,380	1,000	10,000
Class R6 Shares
Shares sold	9,755	110,822	250	2,736	1,001	10,011
Reinvestment of distributions	269	3,031	9	88	—	—
Shares redeemed	(242)	(2,745)	(1)	(11)	(1)	(11)
	9,782	111,108	258	2,813	1,000	10,000
NET INCREASE	86,795	$976,645	25,007	$263,759	1,000,000	$10,000,001

(a)	The Portfolios changed their fiscal year end from October 31 to August 31.
(b)	Commenced operations on August 22, 2016.
(c)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Target Date 2050 Portfolio

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Period November 1, 2016 – August 31, 2017(a)		For the Fiscal Year Ended October 31, 2016

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares(b)
Shares sold	6,961	$74,858	3,615	$37,062	1,001	$10,010
Reinvestment of distributions	703	7,281	62	600	—	—
Shares redeemed	(11)	(118)	(1)	(12)	(1)	(11)
	7,653	82,021	3,676	37,650	1,000	9,999
Institutional Shares(b)
Shares sold	—	—	1	5	1,001	10,010
Reinvestment of distributions	88	913	63	614	—	—
Shares redeemed	—	—	(1)	(5)	(1)	(10)
	88	913	63	614	1,000	10,000
Service Shares(b)
Shares sold	—	—	—	—	1,001	10,010
Reinvestment of distributions	82	857	62	596	—	—
Shares redeemed	—	—	—	—	(1)	(11)
	82	857	62	596	1,000	9,999
Investor Shares(b)(c)
Shares sold	73,279	780,413	14,233	149,919	1,001	10,010
Reinvestment of distributions	6,010	62,421	63	609	—	—
Shares redeemed	(12,811)	(136,480)	(495)	(5,184)	(1)	(11)
	66,478	706,354	13,801	145,344	1,000	9,999
Class R Shares(b)
Shares sold	—	—	3	25	1,001	10,010
Reinvestment of distributions	81	841	61	591	—	—
Shares redeemed	—	—	—	—	(1)	(11)
	81	841	64	616	1,000	9,999
Class R6 Shares
Shares sold	220,561	2,334,478	284,037	2,820,844	175,129	1,678,882
Reinvestment of distributions	207,646	2,160,926	140,583	1,362,253	104,550	977,547
Shares redeemed	(32,846)	(355,292)	(157,962)	(1,599,302)	(128,796)	(1,267,261)
	395,361	4,140,112	266,658	2,583,795	150,883	1,389,168
NET INCREASE	469,743	$4,931,098	284,324	$2,768,615	155,883	$1,439,164

(a)	The Portfolios changed their fiscal year end from October 31 to August 31.
(b)	Commenced operations on August 22, 2016.
(c)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Target Date 2055 Portfolio

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Fiscal Year Ended August 31, 2017(a)		For the Period Ended October 31, 2016(b)

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	494	$5,725	6,796	$71,928	1,001	$10,011
Reinvestment of distributions	311	3,564	10	98	—	—
Shares redeemed	(3)	(30)	(1)	(10)	(1)	(11)
	802	9,259	6,805	72,016	1,000	10,000
Institutional Shares
Shares sold	—	5	—	5	995,001	9,950,011
Reinvestment of distributions	41,458	476,510	9,014	91,043	—	—
Shares redeemed	—	(5)	—	(5)	(1)	(10)
	41,458	476,510	9,014	91,043	995,000	9,950,001
Service Shares
Shares sold	—	—	—	—	1,001	10,011
Reinvestment of distributions	37	423	7	74	—	—
Shares redeemed	—	—	—	—	(1)	(11)
	37	423	7	74	1,000	10,000
Investor Shares(c)
Shares sold	21,193	241,072	8,035	89,578	1,001	10,011
Reinvestment of distributions	1,132	12,994	9	86	—	—
Shares redeemed	(34)	(391)	(1)	(13)	(1)	(11)
	22,291	253,675	8,043	89,651	1,000	10,000
Class R Shares
Shares sold	1,865	21,309	—	—	1,001	10,011
Reinvestment of distributions	106	1,218	7	69	—	—
Shares redeemed	(2)	(28)	—	—	(1)	(11)
	1,969	22,499	7	69	1,000	10,000
Class R6 Shares
Shares sold	4,566	52,926	1,444	15,400	1,001	10,011
Reinvestment of distributions	209	2,400	9	92	—	—
Shares redeemed	(276)	(3,306)	(2)	(25)	(1)	(11)
	4,499	52,020	1,451	15,467	1,000	10,000
NET INCREASE	71,056	$814,386	25,327	$268,320	1,000,000	$10,000,001

(a)	The Portfolios changed their fiscal year end from October 31 to August 31.
(b)	Commenced operations on August 22, 2016.
(c)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Fund Expenses — Six Months Ended February 28, 2018 (Unaudited)

As a shareholder of Class A, Institutional, Service, Investor, Class R, and Class R6 Shares of the Portfolios, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Service and Class R Shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Institutional, Service, Investor, Class R or Class R6 Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2017 through February 28, 2018, which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Target Date 2020 Portfolio				Target Date 2025 Portfolio				Target Date 2030 Portfolio				Target Date 2035 Portfolio
Share Class	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*
Class A
Actual	$1,000.00	$1,010.30		$3.49	$1,000.00	$1,028.20		$3.52	$1,000.00	$1,037.20		$3.54	$1,000.00	$1,042.20		$3.49
Hypothetical 5% return	1,000.00	1,021.32	+	3.51	1,000.00	1,021.32	+	3.51	1,000.00	1,021.32	+	3.51	1,000.00	1,021.37	+	3.46
Institutional
Actual	1,000.00	1,011.30		1.45	1,000.00	1,029.00		1.51	1,000.00	1,039.70		1.47	1,000.00	1,045.00		1.52
Hypothetical 5% return	1,000.00	1,023.36	+	1.45	1,000.00	1,023.31	+	1.51	1,000.00	1,023.36	+	1.45	1,000.00	1,023.31	+	1.51
Service
Actual	1,000.00	1,008.70		3.88	1,000.00	1,026.10		3.97	1,000.00	1,036.20		3.94	1,000.00	1,042.20		4.05
Hypothetical 5% return	1,000.00	1,020.93	+	3.91	1,000.00	1,020.88	+	3.96	1,000.00	1,020.93	+	3.91	1,000.00	1,020.83	+	4.01
Investor(a)
Actual	1,000.00	1,011.10		2.24	1,000.00	1,028.80		2.21	1,000.00	1,038.50		2.27	1,000.00	1,043.90		2.23
Hypothetical 5% return	1,000.00	1,022.56	+	2.26	1,000.00	1,022.61	+	2.21	1,000.00	1,022.56	+	2.26	1,000.00	1,022.61	+	2.21
Class R
Actual	1,000.00	1,008.50		4.58	1,000.00	1,025.60		4.72	1,000.00	1,036.10		4.85	1,000.00	1,041.70		4.86
Hypothetical 5% return	1,000.00	1,020.23	+	4.61	1,000.00	1,020.13	+	4.71	1,000.00	1,020.03	+	4.81	1,000.00	1,020.03	+	4.81
Class R6
Actual	1,000.00	1,011.40		1.50	1,000.00	1,029.30		1.51	1,000.00	1,039.80		1.52	1,000.00	1,045.30		1.52
Hypothetical 5% return	1,000.00	1,023.31	+	1.51	1,000.00	1,023.31	+	1.51	1,000.00	1,023.31	+	1.51	1,000.00	1,023.31	+	1.51

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Fund Expenses — Six Months Ended February 28, 2018 (Unaudited) (continued)

	Target Date 2040 Portfolio				Target Date 2045 Portfolio				Target Date 2050 Portfolio				Target Date 2055 Portfolio
Share Class	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*	Beginning Account Value 9/1/17	Ending Account Value 2/28/18		Expenses Paid for the 6 months ended 2/28/18*
Class A
Actual	$1,000.00	$1,048.10		$3.61	$1,000.00	$1,054.50		$3.51	$1,000.00	$1,059.70		$3.57	$1,000.00	$1,065.50		$3.58
Hypothetical 5% return	1,000.00	1,021.27	+	3.56	1,000.00	1,021.37	+	3.46	1,000.00	1,021.32	+	3.51	1,000.00	1,021.32	+	3.51
Institutional
Actual	1,000.00	1,049.50		1.47	1,000.00	1,055.50		1.53	1,000.00	1,062.00		1.58	1,000.00	1,067.30		1.54
Hypothetical 5% return	1,000.00	1,023.36	+	1.45	1,000.00	1,023.31	+	1.51	1,000.00	1,023.26	+	1.56	1,000.00	1,023.31	+	1.51
Service
Actual	1,000.00	1,048.30		4.01	1,000.00	1,053.60		4.07	1,000.00	1,058.50		4.08	1,000.00	1,065.50		4.05
Hypothetical 5% return	1,000.00	1,020.88	+	3.96	1,000.00	1,020.83	+	4.01	1,000.00	1,020.83	+	4.01	1,000.00	1,020.88	+	3.96
Investor(a)
Actual	1,000.00	1,049.20		2.29	1,000.00	1,055.30		2.24	1,000.00	1,060.90		2.30	1,000.00	1,067.20		2.26
Hypothetical 5% return	1,000.00	1,022.56	+	2.26	1,000.00	1,022.61	+	2.21	1,000.00	1,022.56	+	2.26	1,000.00	1,022.61	+	2.21
Class R
Actual	1,000.00	1,047.20		4.87	1,000.00	1,052.60		4.78	1,000.00	1,058.00		4.90	1,000.00	1,064.60		4.81
Hypothetical 5% return	1,000.00	1,020.03	+	4.81	1,000.00	1,020.13	+	4.71	1,000.00	1,020.03	+	4.81	1,000.00	1,020.13	+	4.71
Class R6
Actual	1,000.00	1,050.60		1.53	1,000.00	1,055.80		1.48	1,000.00	1,062.10		1.53	1,000.00	1,067.60		1.49
Hypothetical 5% return	1,000.00	1,023.31	+	1.51	1,000.00	1,023.36	+	1.45	1,000.00	1,023.31	+	1.51	1,000.00	1,023.36	+	1.45

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2018. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolio	Class A	Institutional	Service	Investor(a)	Class R	Class R6
Target Date 2020	0.70	0.29	0.78	0.45	0.92	0.30
Target Date 2025	0.70	0.30	0.79	0.44	0.94	0.30
Target Date 2030	0.70	0.29	0.78	0.45	0.96	0.30
Target Date 2035	0.69	0.30	0.80	0.44	0.96	0.30
Target Date 2040	0.71	0.29	0.79	0.45	0.96	0.30
Target Date 2045	0.69	0.30	0.80	0.44	0.94	0.29
Target Date 2050	0.70	0.31	0.80	0.45	0.96	0.30
Target Date 2055	0.70	0.30	0.79	0.44	0.94	0.29

(a)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.29 trillion in assets under supervision as of December 31, 2017, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund
∎	Total Emerging Markets Income Fund[4]

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund[5]
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund[6]
∎	Concentrated Growth Fund[7]
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund[8]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund[9]
∎	International Equity ESG Fund[10]
∎	Asia Equity Fund
∎	Emerging Markets Equity Fund
∎	N-11 Equity Fund
∎	ESG Emerging Markets Equity Fund

Select Satellite

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund[11]
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi- Manager Alternatives Fund
∎	Absolute Return Multi-Asset Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Equity Growth Strategy Portfolio
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date 2020 Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
∎	Tactical Exposure Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on December 26, 2017, the Goldman Sachs Dynamic Emerging Markets Debt Fund was renamed the Goldman Sachs Total Emerging Markets Income Fund.
[5]	Effective on June 20, 2017, the Goldman Sachs Growth and Income Fund was renamed the Goldman Sachs Equity Income Fund.
[6]	Effective after the close of business on August 31, 2017, the Goldman Sachs Flexible Cap Growth Fund was renamed the Goldman Sachs Flexible Cap Fund.
[7]	Effective on July 28, 2017, the Goldman Sachs Focused Growth Fund was reorganized with and into the Goldman Sachs Concentrated Growth Fund.
[8]	Effective after the close of business on October 31, 2017, the Goldman Sachs Dynamic U.S. Equity Fund was renamed the Goldman Sachs Blue Chip Fund.
[9]	Effective after the close of business on February 27, 2018, the Goldman Sachs Strategic International Equity Fund was renamed the Goldman Sachs International Equity Income Fund.
[10]	Effective after the close of business on February 27, 2018, the Goldman Sachs Focused International Equity Fund was renamed the Goldman Sachs International Equity ESG Fund.
[11]	Effective after the close of business on October 30, 2017, the Goldman Sachs Dynamic Allocation Fund was renamed the Goldman Sachs Alternative Premia Fund.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Cheryl K. Beebe, Chair Lawrence Hughes John F. Killian Steven D. Krichmar James A. McNamara

OFFICERS

James A. McNamara, President

Scott M. McHugh, Treasurer, Senior Vice President and

Principal Financial Officer
Joseph F. DiMaria, Assistant Treasurer and Principal
Accounting Officer
Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Views and opinions expressed are for informational purposes only and do not constitute a recommendation by GSAM to buy, sell, or hold any security. Views and opinions are current as of the date of this presentation and may be subject to change, they should not be construed as investment advice.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

References to indices, benchmarks or other measures of relative market performance over a specified period of time are provided for your information only and do not imply that the portfolio will achieve similar results. The index composition may not reflect the manner in which a portfolio is constructed. While an adviser seeks to design a portfolio which reflects appropriate risk and return features, portfolio characteristics may deviate from those of the benchmark.

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Qs. The Portfolios’ Form N-Qs are available on the SEC’s website at http://www.sec.gov within 60 days after the Portfolios’ first and third fiscal quarters. The Portfolios’ Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Qs may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Economic and market forecasts presented herein reflect a series of assumptions and judgments as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, land are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Portfolio holdings and allocations shown are as of February 28, 2018 and may not be representative of future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

THIS MATERIAL IS FOR INFORMATIONAL PURPOSES ONLY AND IS PROVIDED SOLELY ON THE BASIS THAT IT WILL NOT CONSTITUTE INVESTMENT OR OTHER ADVICE OR A RECOMMENDATION RELATING TO ANY PERSON’S OR PLAN’S INVESTMENT OR OTHER DECISIONS, AND GOLDMAN SACHS IS NOT A FIDUCIARY OR ADVISOR WITH RESPECT TO ANY PERSON OR PLAN BY REASON OF PROVIDING THE MATERIAL OR CONTENT HEREIN INCLUDING UNDER THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974 OR DEPARTMENT OF LABOR REGULATIONS. PLAN SPONSORS AND OTHER FIDUCIARIES SHOULD CONSIDER THEIR OWN CIRCUMSTANCES IN ASSESSING ANY POTENTIAL COURSE OF ACTION.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Portfolio’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Portfolio and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2018 Goldman Sachs. All rights reserved 126644-OTU-744859 TARGDATESAR-18/392

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d) A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John F. Killian is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust II’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 12(a)(1) of the registrant’s Form N-CSR filed on July 8, 2015 for its Multi-Manager Non-Core Fixed Income Fund.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust II

By:	/s/ James A. McNamara
James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust II

Date:	May 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara
James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust II

Date:	May 1, 2018

By:	/s/ Scott McHugh
Scott McHugh
Principal Financial Officer
Goldman Sachs Trust II

Date:	May 1, 2018